Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 15, 2013	Jun. 29, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	CHEMED CORP
Entity Central Index Key	0000019584
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,130,047,733
Entity Common Stock, Shares Outstanding		19,162,469
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes

Consolidated Statement Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Income [Abstract]
Service revenues and sales	$ 1,430,043	$ 1,355,970	$ 1,280,545
Cost of services provided and goods sold (excluding depreciation)	1,033,321	970,484	906,016
Selling, general and administrative expenses	208,656	202,260	201,964
Depreciation	26,009	25,247	24,386
Amortization	4,512	4,252	4,657
Other operating expenses (Note 21)	1,126
Total costs and expenses	1,273,624	1,202,243	1,137,023
Income from operations	156,419	153,727	143,522
Interest expense	(14,723)	(13,888)	(11,959)
Other income--net (Note 10)	4,123	717	2,268
Income before income taxes	145,819	140,556	133,831
Income taxes (Note 11)	(56,515)	(54,577)	(52,000)
Net Income	$ 89,304	$ 85,979	$ 81,831
Earnings Per Share (Note 15)
Net Income	$ 4.72	$ 4.19	$ 3.62
Average number of shares outstanding	18,924	20,523	22,587
Diluted Earnings Per Share (Note 15)
Net Income	$ 4.62	$ 4.1	$ 3.55
Average number of shares outstanding	19,339	20,945	23,031
Cash Dividends Per Share	$ 0.68	$ 0.6	$ 0.52

Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents (Note 9)	$ 69,531	$ 38,081
Accounts receivable less allowances of $10,892 (2011 - $11,524)	93,333	77,924
Inventories	7,058	8,668
Current deferred income taxes (Note11)	13,659	12,540
Prepaid income taxes	2,643	2,131
Prepaid expenses	11,447	11,409
Total current assets	197,671	150,753
Investments of deferred compensation plans held in trust (Notes 14 and 16)	36,089	31,629
Properties and equipment, at cost, less accumulated depreciation (Note 12)	91,934	82,951
Identifiable intangible assets less accumulated amortization of $30,414 (2011 - $28,904) (Note 6)	57,177	58,262
Goodwill	465,832	460,633
Other assets	10,923	11,677
Total assets	859,626	795,905
Liabilities
Accounts payable	48,472	48,225
Income taxes (Note 11)	4,938	90
Accrued insurance	40,654	37,147
Accrued compensation	45,457	41,087
Other current liabilities	17,301	18,851
Total current liabilities	156,822	145,400
Deferred income taxes (Note 11)	27,662	29,463
Long-term debt (Note 3)	174,890	166,784
Deferred compensation liabilities (Note 14)	35,599	30,693
Other liabilities	11,362	9,881
Total Liabilities	406,335	382,221
Commitments and contingencies (Notes 13 and 18)
Stockholders' Equity
Capital stock - authorized 80,000,000 shares $1 par; issued 31,589,366 shares (2011 - 30,936,925 shares)	31,589	30,937
Paid-in capital	437,364	398,094
Retained earnings	623,035	546,757
Treasury stock - 13,057,270 shares (2011 - 11,880,051 shares), at cost	(640,732)	(564,091)
Deferred compensation payable in Company stock (Note14)	2,035	1,987
Total Stockholders' Equity	453,291	413,684
Total Liabilities and Stockholders' Equity	$ 859,626	$ 795,905

Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheet [Abstract]
Accounts receivable, allowances	$ 10,892	$ 11,524
Identifiable intangible assets, accumulated amortization	$ 30,414	$ 28,904
Capital stock - authorized	80,000,000	80,000,000
Capital stock - par value	$ 1	$ 1
Capital stock - issued	31,589,366	30,936,925
Treasury stock	13,057,270	11,880,051

Consolidated Statement Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 89,304	$ 85,979	$ 81,831
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	30,521	29,499	29,043
Provision for uncollectible accounts receivable	9,111	8,563	9,078
Stock option expense	8,130	8,376	7,762
Amortization of discount on convertible notes	8,106	7,576	7,081
Provision for deferred income taxes (Note 11)	(3,151)	7,242	(2,409)
Noncash portion of long-term incentive compensation	360	2,595	4,161
Amortization of debt issuance costs	1,265	1,137	654
Changes in operating assets and liabilities, excluding amounts acquired in business combinations:
Decrease/(increase) in accounts receivable	(24,421)	26,896	(68,656)
Decrease/(increase) in inventories	1,610	(940)	(151)
Decrease/(increase) in prepaid expenses	(38)	(1,124)	332
Increase/(decrease) in accounts payable and other current liabilities	4,954	(1,397)	13,810
Increase in income taxes	6,020	2,708	4,825
Increase in other assets	(5,203)	(4,009)	(4,398)
Increase in other liabilities	8,329	4,548	5,999
Excess tax benefit on share-based compensation	(3,435)	(3,854)	(3,357)
Other sources	306	548	407
Net cash provided by operating activities	131,768	174,343	86,012
Cash Flows from Investing Activities
Capital expenditures	(35,252)	(29,592)	(25,639)
Business combinations, net of cash acquired (Note 7)	(5,900)	(3,664)	(9,469)
Other uses	468	(858)	(592)
Net cash used by investing activities	(40,684)	(34,114)	(35,700)
Cash Flows from Financing Activities
Purchases of treasury stock (Note 20)	(64,722)	(147,886)	(109,330)
Dividends paid	(13,026)	(12,538)	(11,881)
Proceeds from exercise of stock options (Note 4)	12,310	8,036	5,327
Excess tax benefit on share-based compensation	3,435	3,854	3,357
Debt issuance costs		(2,657)
Increase/(decrease) in cash overdraft payable	1,924	(826)	(581)
Other sources/(uses)	445	(48)	297
Net cash used by financing activities	(59,634)	(152,065)	(112,811)
Increase/(decrease) in cash and cash equivalents	31,450	(11,836)	(62,499)
Cash and cash equivalents at beginning of year	38,081	49,917	112,416
Cash and cash equivalents at end of year	$ 69,531	$ 38,081	$ 49,917

Consolidated Statement Of Changes In Stockholders' Equity (USD $) In Thousands	Capital Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock-At Cost [Member]	Deferred Compensation Payable In Company Stock [Member]	Total
Balance at Dec. 31, 2009	$ 29,891	$ 335,890	$ 403,366	$ (293,941)	$ 1,956	$ 477,162
Net income			81,831			81,831
Dividends paid			(11,881)			(11,881)
Stock awards and exercise of stock options (Note 4)	491	28,541		(10,615)		18,417
Purchases of treasury stock (Note 20)				(104,139)		(104,139)
Other		576		80	3	659
Balance at Dec. 31, 2010	30,382	365,007	473,316	(408,615)	1,959	462,049
Net income			85,979			85,979
Dividends paid			(12,538)			(12,538)
Stock awards and exercise of stock options (Note 4)	555	33,218		(11,576)		22,197
Purchases of treasury stock (Note 20)				(143,970)		(143,970)
Other		(131)		70	28	(33)
Balance at Dec. 31, 2011	30,937	398,094	546,757	(564,091)	1,987	413,684
Net income			89,304			89,304
Dividends paid			(13,026)			(13,026)
Stock awards and exercise of stock options (Note 4)	652	38,893		(16,085)		23,460
Purchases of treasury stock (Note 20)				(60,624)		(60,624)
Other		377		68	48	493
Balance at Dec. 31, 2012	$ 31,589	$ 437,364	$ 623,035	$ (640,732)	$ 2,035	$ 453,291

Consolidated Statement Of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Changes In Stockholders' Equity [Abstract]
Dividends paid per share	$ 0.68	$ 0.6	$ 0.52

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. Summary of Significant Accounting Policies

NATURE OF OPERATIONS

We operate through our two wholly-owned subsidiaries: VITAS Healthcare Corporation (“VITAS”) and Roto-Rooter Group, Inc. (“Roto-Rooter”). VITAS focuses on hospice care that helps make terminally ill patients' final days as comfortable as possible. Through its team of doctors, nurses, home health aides, social workers, clergy and volunteers, VITAS provides direct medical services to patients, as well as spiritual and emotional counseling to both patients and their families. Roto-Rooter provides plumbing and drain cleaning services to both residential and commercial customers. Through its network of company-owned branches, independent contractors and franchisees, Roto-Rooter offers plumbing and drain cleaning service to over 90% of the U.S. population.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Chemed Corporation and its wholly owned subsidiaries.  All significant intercompany transactions have been eliminated.

We have analyzed the provisions of the Financial Accounting Standards Board (“FASB”) authoritative guidance on the consolidation of variable interest entities relative to our contractual relationships with Roto-Rooter’s independent contractors and franchisees.  The guidance requires the primary beneficiary of a Variable Interest Entity (“VIE”) to consolidate the accounts of the VIE.  Based upon the guidance provided by the FASB, we have concluded that neither the independent contractors nor the franchisees are VIEs.

CASH EQUIVALENTS

Cash equivalents comprise short-term, highly liquid investments, including money market funds that have original maturities of three months or less.

ACCOUNTS AND LOANS RECEIVABLE

Accounts and loans receivable are recorded at the principal balance outstanding less estimated allowances for uncollectible accounts.  For the Roto-Rooter segment, allowances for trade accounts receivable are generally provided for accounts more than 90 days past due, although collection efforts continue beyond that time.  Due to the small number of loans receivable outstanding, allowances for loan losses are determined on a case-by-case basis.  For the VITAS segment, allowances for accounts receivable are provided on accounts based on expected collection rates by payer types. The expected collection rate is based on both historical averages and known current trends.  Final write-off of overdue accounts or loans receivable is made when all reasonable collection efforts have been made and payment is not forthcoming.  We closely monitor our receivables and periodically review procedures for granting credit to attempt to hold losses to a minimum.

As of December 31, 2012, VITAS has approximately $457,000 in unbilled revenue included in accounts receivable (December 31, 2011 - $720,000).  The unbilled revenue at VITAS relates to hospice programs currently undergoing various patient file reviews.  Surveyors working on behalf of the U.S. Federal government review certain patient files for compliance with Medicare regulations.  During the time the patient file is under review, we are unable to bill for care provided to those patients.  We make appropriate provisions to reduce our accounts receivable balance for any governmental or other payer reviews resulting in denials of patient service revenue.  We believe our hospice programs comply with all payer requirements at the time of billing.  However, we cannot predict whether future billing reviews or similar audits by payers will result in material denials or reductions in revenue.

      CONCENTRATION OF RISK

As of December 31, 2012 and 2011, approximately 53% and 51%, respectively, of VITAS’ total accounts receivable balance were due from Medicare and 36% and 34%, respectively, of VITAS’ total accounts receivable balance were due from various state Medicaid programs.  Combined accounts receivable from Medicare and Medicaid represent 80% of the net accounts receivable in the accompanying consolidated balance sheet as of December 31, 2012.

As further described in Note 19, we have agreements with one vendor to provide specified pharmacy services for VITAS and its hospice patients.  In 2012 and 2011, respectively, purchases made from this vendor represent over 90%

of all pharmacy services used by VITAS.

INVENTORIES

Substantially all of the inventories are either general merchandise or finished goods.  Inventories are stated at the lower of cost or market.  For determining the value of inventories, cost methods that reasonably approximate the first-in, first-out (“FIFO”) method are used.

DEPRECIATION AND PROPERTIES AND EQUIPMENT

Depreciation of properties and equipment is computed using the straight-line method over the estimated useful lives of the assets.  Leasehold improvements are amortized over the lesser of the remaining lease terms (excluding option terms) or their useful lives.  Expenditures for maintenance, repairs, renewals and betterments that do not materially prolong the useful lives of the assets are expensed as incurred. The cost of property retired or sold and the related accumulated depreciation are removed from the accounts, and the resulting gain or loss is reflected currently in income.

Expenditures for major software purchases and software developed for internal use are capitalized and depreciated using the straight-line method over the estimated useful lives of the assets.  For software developed for internal use, external direct costs for materials and services and certain internal payroll and related fringe benefit costs are capitalized in accordance with the FASB’s authoritative guidance on accounting for the costs of computer software developed or obtained for internal use.

The weighted average lives of our property and equipment at December 31, 2012, were:

Buildings and building improvements	9.4	yrs.
Transportation equipment	14.1
Machinery and equipment	5.5
Computer software	4.1
Furniture and fixtures	4.7

GOODWILL AND INTANGIBLE ASSETS

Identifiable, definite-lived intangible assets arise from purchase business combinations and are amortized using either an accelerated method or the straight-line method over the estimated useful lives of the assets.  The selection of an amortization method is based on which method best reflects the economic pattern of usage of the asset.  The weighted average lives of our identifiable, definite-lived intangible assets at December 31, 2012, were:

Covenants not to compete	6.4	yrs.
Reaquired franchise rights	6.6
Referral networks	10.0
Customer lists	13.3

The date of our annual goodwill and indefinite-lived intangible asset impairment analysis is October 1.  The VITAS trade name is considered to have an indefinite life.  We also capitalize the direct costs of obtaining licenses to operate either hospice programs or plumbing operations subject to a minimum capitalization threshold.  These costs are amortized over the life of the license using the straight line method.  Certificates of Need (CON), which are required in certain states for hospice operations, are generally granted without expiration and thus, we believe them to be indefinite-lived assets subject to impairment testing.

We consider that Roto-Rooter Corp. (RRC), Roto-Rooter Services Co. (RRSC) and VITAS are appropriate reporting units for testing goodwill impairment.  We consider RRC and RRSC separate reporting units but one operating segment.  This is appropriate as they each have their own set of general ledger accounts that can be analyzed at “one level below an operating segment” per the definition of a reporting unit in FASB guidance.

In July 2012, the FASB issued Accounting Standards Update (“ASU”) No. 2012-02 – Intangibles Goodwill and Other which provides additional guidance related to the impairment testing of indefinite-lived intangible assets.  ASU No. 2012–02 allows an entity to first assess qualitative factors to determine whether it is necessary to perform further impairment testing.  The revised guidance is effective for fiscal years beginning after September 15, 2012 but early adoption is permitted.  Our impairment testing date is October 1 of each year and we adopted the new guidelines in the third quarter of 2012.

We completed our qualitative analysis for impairment of goodwill and our indefinite-lived intangible assets as of October 1, 2012.  Based on our assessment, we do not believe that it is more likely than not that our reporting units or indefinite-lived assets fair values are less than their carrying values.

LONG-LIVED ASSETS

If we believe a triggering event may have occurred that indicates a possible impairment of our long-lived assets, we perform an estimate and valuation of the future benefits of our long-lived assets (other than goodwill, the VITAS trade name and capitalized CON costs) based on key financial indicators. If the projected undiscounted cash flows of a major business unit indicate that property and equipment or identifiable, definite-lived intangible assets have been impaired, a write-down to fair value is made.

OTHER ASSETS

Debt issuance costs are included in other assets.  Issuance costs related to revolving credit agreements are amortized using the straight line method, over the life of the agreement.  All other issuance costs are amortized using the effective interest method over the life of the debt.

REVENUE RECOGNITION

Both the VITAS segment and Roto-Rooter segment recognize service revenues and sales when the earnings process has been completed.  Generally, this occurs when services are provided or products are delivered.  Sales of Roto-Rooter products, including drain cleaning machines and drain cleaning solution, comprise less than 3% of our total service revenues and sales for each of the three years in the period ended December 31, 2012.

CHARITY CARE

VITAS provides charity care, in certain circumstances, to patients without charge when management of the hospice program determines that the patient does not have the financial wherewithal to make payment.  There is no revenue or associated accounts receivable in the accompanying consolidated financial statements related to charity care.

The cost of providing charity care during the years ended December 31, 2012, 2011 and 2010, was $8.4 million, $7.3 million and $7.2 million, respectively.  The cost of charity care is calculated by taking the ratio of charity care days to total days of care and multiplying by total cost of care.

SALES TAX

The Roto-Rooter segment collects sales tax from customers when required by state and federal laws.  We record the amount of sales tax collected net in the accompanying consolidated statement of income.

GUARANTEES

In the normal course of business, Roto-Rooter enters into various guarantees and indemnifications in our relationships with customers and others.  These arrangements include guarantees of services for periods ranging from one day to one year and product satisfaction guarantees.  Prior to 2012, our technicians were financially responsible for servicing guarantees and warranty claims.  During 2012, Roto-Rooter modified its technician compensation program and the Company began assuming financial responsibility for service guarantees and warranty claims.  At December 31, 2012 our accrual for such claims was $361,000.

OPERATING EXPENSES

Cost of services provided and goods sold (excluding depreciation) includes salaries, wages and benefits of service providers and field personnel, material costs, medical supplies and equipment, pharmaceuticals, insurance costs, service vehicle costs and other expenses directly related to providing service revenues or generating sales.  Selling, general and administrative expenses include salaries, wages, stock option expense and benefits of selling, marketing and administrative employees, advertising expenses, communications and branch telephone expenses, office rent and operating costs, legal, banking and professional fees and other administrative costs.  The cost associated with VITAS sales personnel is included in cost of services provided and goods sold (excluding depreciation).

ADVERTISING

We expense the production costs of advertising the first time the advertising takes place.  The costs of telephone directory listings are expensed when the directories are placed in circulation.  These directories are generally in circulation for approximately one year, at which point they are typically replaced by the publisher with a new directory.  We generally pay for directory placement assuming it is in circulation for one year.  If the directory is in circulation for less than or greater than one year, we receive a credit or additional billing, as necessary.  We do not control the timing of when a new directory is placed in circulation.  Advertising expense for the year ended December 31, 2012, was $29.2 million (2011 – $27.2 million; 2010 - $27.7 million).

COMPUTATION OF EARNINGS PER SHARE

Earnings per share are computed using the weighted average number of shares of capital stock outstanding.  Diluted earnings per share reflect the dilutive impact of our outstanding stock options and nonvested stock awards.  Stock options whose exercise price is greater than the average market price of our stock are excluded from the computation of diluted earnings per share.

STOCK-BASED COMPENSATION PLANS

Stock-based compensation cost is measured at the grant date, based on the fair value of the award and recognized as expense over the employee’s requisite service period on a straight-line basis.

   INSURANCE ACCRUALS

For our Roto-Rooter segment and Corporate Office, we self-insure for all casualty insurance claims (workers’ compensation, auto liability and general liability).  As a result, we closely monitor and frequently evaluate our historical claims experience to estimate the appropriate level of accrual for self-insured claims.  Our third-party administrator (“TPA”) processes and reviews claims on a monthly basis.  Currently, our exposure on any single claim is capped at $750,000.  In developing our estimates, we accumulate historical claims data for the previous 10 years to calculate loss development factors (“LDF”) by insurance coverage type.  LDFs are applied to known claims to estimate the ultimate potential liability for known and unknown claims for each open policy year.  LDFs are updated annually.  Because this methodology relies heavily on historical claims data, the key risk is whether the historical claims are an accurate predictor of future claims exposure.  The risk also exists that certain claims have been incurred and not reported on a timely basis.  To mitigate these risks, in conjunction with our TPA, we closely monitor claims to ensure timely accumulation of data and compare claims trends with the industry experience of our TPA.

For the VITAS segment, we self-insure for workers’ compensation claims.  Currently, VITAS’ exposure on any single claim is capped at $1,000,000. For VITAS’ self-insurance accruals for workers’ compensation, the valuation methods used are similar to those used internally for our other business units.

Our casualty insurance liabilities are recorded gross before any estimated recovery for amounts exceeding our stop loss limits.  Estimated recoveries from insurance carriers are recorded as accounts receivable.

TAXES ON INCOME

Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carry-forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amount of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in our opinion, it is more likely than not that some portion or all of the deferred tax assets will not be realized due to insufficient taxable income within the carryback or carryforward period available under the tax laws. Deferred tax assets and liabilities are adjusted for the effects of changes in laws and rates on the date of enactment.

We are subject to income taxes in Canada, U.S. federal and most state jurisdictions.  Significant judgment is required to determine our provision for income taxes.  Our financial statements reflect expected future tax consequences of such uncertain positions assuming the taxing authorities’ full knowledge of the position and all relevant facts.

CONTINGENCIES

            As discussed in Note 18, we are subject to various lawsuits and claims in the normal course of our business.  In addition, we periodically receive communications from governmental and regulatory agencies concerning compliance with Medicare and Medicaid billing requirements at our VITAS subsidiary.  We establish reserves for specific, uninsured liabilities in connection with regulatory and legal action that we deem to be probable and estimable.  We record legal fees associated with legal and regulatory actions as the costs are incurred.  We disclose material loss contingencies that are probable but not reasonably estimable and those that are at least reasonably possible.

ESTIMATES

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.  Disclosures of aftertax expenses and adjustments are based on estimates of the effective income tax rates for the applicable segments.

Hospice Revenue Recognition	12 Months Ended
Dec. 31, 2012
Hospice Revenue Recognition [Abstract]
Hospice Revenue Recognition

2. Hospice Revenue Recognition

VITAS recognizes revenue at the estimated realizable amount due from third-party payers, which are primarily Medicare and Medicaid.  Payers may deny payment for services in whole or in part on the basis that such services are not eligible for coverage and do not qualify for reimbursement.  We estimate denials each period and make adequate provision in the financial statements.  The estimate of denials is based on historical trends and known circumstances and does not vary materially from period to period on an aggregate basis.  Medicare billings are subject to certain limitations, as described below.

The allowance for doubtful accounts for VITAS comprises the following (in thousands):

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2010	$6,968	$2,804	$1,223	$806	$11,801
Bad debt provision	315	4,323	2,245	172	7,055
Write-offs	(2,368)	(4,030)	(1,915)	(1,282)	(9,595)
Other/Contractual adjustments	2	-	16	724	742
Ending Balance December 31, 2011	4,917	3,097	1,569	420	10,003
Bad debt provision	1,393	4,794	2,034	(12)	8,209
Write-offs	(2,496)	(3,787)	(2,956)	(760)	(9,999)
Other/Contractual adjustments	397	130	542	205	1,274
Ending Balance December 31, 2012	$4,211	$4,234	$1,189	$(147)	$9,487

VITAS is subject to certain limitations on Medicare payments for services.  Specifically, if the number of inpatient care days any hospice program provides to Medicare beneficiaries exceeds 20% of the total days of hospice care such program provided to all Medicare patients for an annual period beginning September 28, the days in excess of the 20% figure may be reimbursed only at the routine homecare rate.  None of VITAS’ hospice programs exceeded the payment limits on inpatient services in 2012, 2011 or 2010.

VITAS is also subject to a Medicare annual per-beneficiary cap (“Medicare cap”).  Compliance with the Medicare cap is measured in one of two ways based on a provider election.  The “streamlined” method compares total Medicare payments received under a Medicare provider number with respect to services provided to all Medicare hospice care beneficiaries in the program or programs covered by that Medicare provider number between November 1 of each year and October 31 of the following year with the product of the per-beneficiary cap amount and the number of Medicare beneficiaries electing hospice care for the first time from that hospice program or programs from September 28 through September 27 of the following year.

The “proportional” method compares the total Medicare payments received under a Medicare provider number with respect to services provided to all Medicare hospice care beneficiaries in the program or programs covered by the Medicare provider number between September 28 and September 27 of the following year with the product of the per beneficiary cap amount and a pro-rated number of Medicare beneficiaries receiving hospice services from that program during the same period.  The pro-rated number of Medicare beneficiaries is calculated based on the ratio of days the beneficiary received hospice services during the measurement period to the the total number of days the beneficiary received hospice services.

We actively monitor each of our hospice programs, by provider number, as to their specific admission, discharge rate and median length of stay data in an attempt to determine whether revenues are likely to exceed the annual per-beneficiary Medicare cap.  Should we determine that revenues for a program are likely to exceed the Medicare cap based on projected trends, we attempt to institute corrective actions, which include changes to the patient mix and increased patient admissions.  However, should we project our corrective action will not prevent that program from exceeding its Medicare cap, we estimate the amount of revenue recognized during the period that will require repayment to the Federal government under the Medicare cap and record the amount as a reduction to service revenue.

During the year ended December 31, 2012, we reversed Medicare cap liability for amounts recorded in the fourth quarter of 2011 for three programs’ projected 2012 measurement period liability. This reversal was partially offset by the Medicare cap liability for three programs’ projected 2013 measurement period liability.   For the year ended December 31, 2011, we recorded pretax charges in continuing operations for the estimated Medicare cap liability for two programs’ projected liability through year end for the 2012 measurement period.  The majority of the liability relates to one program which is VITAS’ largest hospice.  This amount was subsequently reversed during the 2012 fiscal year due to increased admission.  Shown below is the Medicare cap liability activity for the years ended December 31, 2012 and 2011 (in thousands):

	2012	2011
Beginning Balance January 1,	$ 2,965	$ 1,371
2013 measurement period	874	-
2012 measurement period	(2,578)	2,578
2011 measurement period	-	(786)
Other	-	(198)
Ending Balance December 31,	$ 1,261	$ 2,965

Long-Term Debt And Lines Of Credit	12 Months Ended
Dec. 31, 2012
Long-Term Debt And Lines Of Credit [Abstract]
Long-Term Debt And Lines Of Credit

3.Long-Term Debt and Lines of Credit

As of December 31, 2012, we have long-term debt of $174.9 million (December 31, 2011 - $166.8 million).  This long-term debt is related in its entirety to our Convertible Notes that are due in full in May 2014.

2013 REFINANCING

On January 18, 2013, we replaced our existing credit agreement with a new Revolving Credit Facility (“2013 Credit Agreement”).  Terms of the 2013 Credit Agreement consist of a five-year, $350 million revolving credit facility.  This 2013 Credit Agreement also included a $150 million expansion feature.  The interest rate on the 2013 Credit Agreement is currently LIBOR plus 125 basis points. Debt issuance costs associated with the existing credit agreement were not material.  With respect to the 2013 Credit Agreement, deferred financing costs are immaterial.  The 2013 Credit Agreement’s quarterly financial covenants did not materially change from those  in the 2011 Credit Agreement.

2011 REFINANCING

On March 1, 2011, we replaced our existing credit agreement with our Revolving Credit Facility (“2011 Credit Agreement”).  Terms of the 2011 Credit Agreement consist of a five-year, $350 million revolving credit facility.  This 2011 Credit Agreement has a floating interest rate that is currently LIBOR plus 175 basis points (2.02% at               December 31, 2012).  The 2011 Credit Agreement also includes a $150 million expansion feature.  Debt issuance costs written-off related to the previous existing credit agreement are not material.

CONVERTIBLE NOTES

In May 2007, we issued $200 million of Senior Convertible Notes due 2014 (the “Notes”) at a price of $1,000 per Note, less an underwriting fee of $27.50 per Note.  We received approximately $194 million in net proceeds from the sale of the Notes after paying underwriting fees, legal and other expenses.  We pay interest on the Notes on May 15 and November 15 of each year, beginning on November 15, 2007. The Notes mature on May 15, 2014. The Notes are guaranteed on an unsecured senior basis by each of our subsidiaries that are a borrower or a guarantor under any senior credit facility, as defined in the Indenture.  The Notes were convertible, under certain circumstances, into our Capital Stock at an initial conversion rate of 12.3874 shares per $1,000 principal amount of Notes.  This conversion rate is equivalent to an initial conversion price of approximately $80.73 per share. Prior to March 1, 2014, holders may convert their Notes under certain circumstances. On and after March 1, 2014, the Notes will be convertible at any time prior to the close of business three days prior to the stated maturity date of the Notes. Upon conversion of a Note, if the conversion value is $1,000 or less, holders will receive cash equal to the lesser of $1,000 or the conversion value of the number of shares of our Capital Stock. If the conversion value exceeds $1,000, in addition to this, holders will receive shares of our Capital Stock for the excess amount.  The Indenture contains customary terms and covenants that upon certain events of default, including without limitation, failure to pay when due any principal amount, a fundamental change or certain cross defaults in other agreements or instruments, occurring and continuing; either the trustee or the holders of 25% in aggregate principal amount of the Notes may declare the principal of the Notes and any accrued and unpaid interest through the date of such declaration immediately due and payable. In the case of certain events of bankruptcy or insolvency relating to any significant subsidiary or to us, the principal amount of the Notes and accrued interest automatically becomes due and payable.

The conversion rate on the Notes is adjusted upon certain corporate events including a quarterly dividend payment in excess of $0.06 per share.  We have increased the dividend per share periodically since issuing the Notes.  This has the effect of changing the conversion rate to 12.6498 ($79.05 per share) at December 31, 2012.

Pursuant to the FASB’s guidance on accounting for derivative instruments indexed to, and potentially settled in a company’s own stock as well as the guidance on the meaning of “indexed to a company’s own stock,” the Notes are accounted for as convertible debt in the accompanying consolidated balance sheet and the embedded options within the Notes have not been accounted for as separate derivatives.  FASB’s guidance requires all such convertible debentures to be separately accounted for as debt and equity pieces of the instrument.  At inception of the convertible instrument, cash flows related to the convertible instrument are to be discounted using a market rate of interest.

The following amounts are included in our consolidated balance sheet related to the Notes (in thousands):

	December 31,
	2012	2011
Principal amount of convertible debentures	$ 186,956	$ 186,956
Unamortized debt discount	(12,066)	(20,172)
Carrying amount of convertible debentures	$ 174,890	$ 166,784
Additional paid in capital (net of tax)	$ 31,310	$ 31,310

In conjunction with the Notes, we entered into a purchased call transaction (written call) and a sold warrant transaction (sold warrant) with JPMorgan Chase, National Association and Citibank, N.A. (the "Counterparties").  The purchased call options cover approximately 2,477,000 shares of our Capital Stock, which under most circumstances represents the maximum number of shares of Capital Stock that underlie the Notes.  Concurrently with entering into the purchased call options, we entered into warrant transactions with each of the Counterparties. Pursuant to the warrant transactions, we sold to the Counterparties warrants to purchase in the aggregate approximately 2,477,000 shares of our Capital Stock. In most cases, the sold warrants may not be exercised prior to the maturity of the Notes.

The purchased call options and sold warrants are separate contracts with the Counterparties, are not part of the terms of the Notes and do not affect the rights of holders under the Notes. A holder of the Notes will not have any rights with respect to the purchased call options or the sold warrants.  The purchased call options are expected to reduce the potential dilution upon conversion of the Notes if the market value per share of the Capital Stock at the time of exercise is greater than the conversion price of the Notes at time of exercise. The sold warrants have an exercise price of $105.44 and are expected to result in some dilution should the price of our Capital Stock exceed this exercise price.

Our net cost for these transactions was approximately $27.3 million.  Pursuant to FASB’s authoritative guidance, the purchased call option and the sold warrants are accounted for as equity transactions.  Therefore, our net cost was recorded as a decrease in stockholders’ equity in the accompanying consolidated balance sheet.

The following amounts comprise interest expense included in our consolidated income statement (in thousands):

	December 31,
	2012	2011	2010
Cash interest expense	$ 5,352	$ 5,175	$ 4,224
Non-cash amortization of debt discount	8,106	7,576	7,081
Amortization of debt costs	1,265	1,137	654
Total interest expense	$ 14,723	$ 13,888	$ 11,959

The unamortized debt discount is amortized using the effective interest method over the remaining life of the Notes.  The effective rate on the Notes after adoption of the standard is 6.875%. The average interest rate for our long-term debt was 1.9% for the years ended December 31, 2012 and 2011.

Capitalized interest was not material for any of the periods shown.  Summarized below are the total amounts of interest paid during the years ended December 31 (in thousands):

2012	$5,547
2011	4,754
2010	4,113

DEBT COVENANTS

Collectively, the 2011 Credit Agreement and the Notes require us to meet certain restrictive non-financial and financial covenants. We are in compliance with all non-financial debt covenants as of December 31, 2012.  The restrictive financial covenants are defined in the 2011 Credit Agreement and include maximum leverage ratios, minimum fixed charge coverage and consolidated net worth ratios, limits on operating leases and minimum asset value limits.  We are in compliance with the financial debt covenants as of December 31, 2012, as follows:

Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj.
EBITDA)	< 3.50 to 1.00	1.07 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash
Flow/Consolidated Fixed Charges	> 1.50 to 1.00	2.20 to 1.00

Annual Operating Lease Commitment	< $30.0 million	$20.2 million

            We have issued $29.2 million in standby letters of credit as of December 31, 2012, mainly for insurance purposes.  Issued letters of credit reduce our available credit under the revolving credit agreement.  As of December 31, 2012, we have approximately $320.8 million of unused lines of credit available and eligible to be drawn down under our revolving credit facility, excluding the expansion feature.

Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans

4.   Stock-Based Compensation Plans

We have six stock incentive plans under which 8,450,000 shares can be issued to key employees through a grant of stock awards and/or options to purchase shares.  The Compensation/Incentive Committee (“CIC”) of the Board of Directors administers these plans.  All options granted under these plans provide for a purchase price equal to the market value of the stock at the date of grant.  The latest plan, covering a total of 1,750,000 shares, was adopted in May 2010.  The plans are not qualified, restricted or incentive plans under the U.S. Internal Revenue Code.  The terms of each plan differ slightly; however, stock options issued under the plans generally have a maximum term of 10 years.  Under one plan, adopted in 1999, up to 500,000 shares may be issued to employees who are not our officers or directors.

     We grant stock options and restricted stock awards to our officers, other key employees and directors to better align their long-term interests with those of our shareholders.  We grant stock options at an exercise price equal to the market price of our stock on the date of grant.  Options generally vest evenly annually over a three-year period, have a contractual life of 10 years and are recognized as compensation expense within the selling, general and administrative expense line-item.  Restricted stock awards generally cliff vest over a three-or four year period and are recognized as compensation expense within the amortization expense line item.  Immediately vesting stock awards are generally granted to our non-employee directors annually at the time of our Annual Meeting.

In February 2012, the CIC granted 35,969 restricted stock awards to certain key employees.  These shares cliff vest in February 2016.  In May 2012, the CIC granted 8,688 unrestricted shares to stock to the Company’s outside directors.

The following table summarizes total stock option and stock award activity during 2012:

	Stock Options				Stock Awards
		Weighted Average		Aggregate		Weighted
			Remaining	Intrinsic		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date
	Options	Price	Life (Years)	(thousands)	Shares	Price
Outstanding at January 1, 2012	2,638,523	$52.44			215,123	$55.25
Granted	442,350	63.36			103,172	41.49
Exercised/Vested	(607,784)	39.98			(49,003)	53.25
Canceled/ Forfeited	(11,634)	66.27			-	-
Outstanding at December 31, 2012	2,461,455	57.41	6.5	$25,777	269,292	50.34

Vested and expected to vest at December 31, 2012	2,459,031	57.42	6.5	25,741	n.a.	n.a.
Exercisable at December 31, 2012	1,514,211	54.45	5.2	20,366	n.a.	n.a.

We estimate the fair value of stock options using the Black-Scholes valuation model.  We determine expected term, volatility, dividend yield and forfeiture rate based on our historical experience.  We believe that historical experience is the best indicator of these factors.

The assumptions we used to value the 2012, 2011 and 2010 grants are as follows:

	2012	2011	2010

Stock price on date of issuance	$ 63.36	$ 65.17	$ 52.76
Grant date fair value per share	$ 15.98	$ 19.08	$ 15.21
Number of options granted	442,350	513,100	515,100
Expected term (years)	4.9	4.9	5.1
Risk free rate of return	0.89%	2.35%	2.43%
Volatility	30.80%	32.80%	33.50%
Dividend yield	1.0%	1.0%	1.5%
Forfeiture rate	-	-	1.6%

Comparative data for stock option and stock award activity include (in thousands, except per-share amounts):

	Years Ended December 31,
	2012	2011	2010

Total compensation cost of stock-based compensation
plans charged against income	$11,975	$14,237	$14,961
Total income tax benefit recognized in income for stock
based compensation plans	4,401	5,232	5,499
Total intrinsic value of stock options exercised	15,671	12,925	10,096
Total intrinsic value of stock awards vested during the period	2,786	3,757	8,437
Per-share weighted averaged grant-date fair value of
stock awards granted	41.49	64.74	57.13

Other data for stock options and stock awards for 2012 include (dollar amounts in thousands):

	Stock	Stock
	Options	Awards
Total unrecognized compensation related to nonvested options and awards at end of year	$9,059	$6,431
Weighted average period over which unrecognized compensation cost of nonvested options
and awards to be recognized (years)	1.6	1.9
Actual income tax benefit realized from options exercised during the year	$5,770	n.a.

EXECUTIVE LONG-TERM INCENTIVE PLAN (“LTIP”)

Our shareholders approved in May 2002 the adoption of the LTIP covering our officers and certain key employees.  The CIC periodically approves a pool of shares to be awarded based on stock price targets, EBITDA targets, and time-based vesting.

For those awards based on stock price targets, the Company recognizes compensation cost on a straight-line basis over the derived service period unless the market condition is satisfied prior to the end of the derived service period.  For those awards based on EBITDA targets, the Company recognizes compensation cost on a straight-line basis over the implicit service period which represents the Company’s best estimate for when the EBITDA target will be achieved.  For awards that vest based on the passage of time, the Company recognizes compensation cost ratably over the explicit vesting period.  Compensation cost for awards granted under the LTIP is included in the selling, general and administrative line of the consolidated income statement.  Awards that are based on stock price and EBITDA targets are excluded from the Company’s diluted earnings per share computation until the end of the reporting period that the contingency is achieved.

In November 2012, the CIC granted 58,515 shares to be issued based on the achievement of various stock price targets.  If the stock price targets are not achieved by February 18, 2014, the associated shares will be forfeited.  The Company utilized a Monte Carlo simulation approach in a risk-neutral framework with inputs including historical volatility of 32.4% and the risk free interest rate of 0.18%.  The cumulative compensation expense related to the stock price target award is $1.5 million and will be recognized over the derived service periods ranging from 0.54 to 0.73 years.

In November 2012, the CIC allocated to participants 62,475 shares to be issued based on the achievement of a cumulative EBITDA target by December 31, 2013.  No compensation cost is recognized for these shares as we do not believe achievement of this target is probable as of December 31, 2012.  These shares were also excluded from the stock option and award activity table above.

In February 2011, the CIC approved a time-based LTIP award of 42,000 shares of restricted stock to certain key employees.  The restricted shares cliff vest four years from the date of issuance.  The cumulative compensation expense related to the restricted award is $2.7 million.  We assumed no forfeitures in determining the cumulative compensation expense of the grant.

EMPLOYEE STOCK PURCHASE PLAN (“ESPP”)

            The ESPP allows eligible participants to purchase our shares through payroll deductions at current market value.  We pay administrative and broker fees associated with the ESPP.  Shares purchased for the ESPP are purchased on the open market and credited directly to participants’ accounts.  In accordance with the FASB’s guidance, the ESPP is non-compensatory.

Segments And Nature Of The Business	12 Months Ended
Dec. 31, 2012
Segments And Nature Of The Business [Abstract]
Segments And Nature Of The Business

5.Segments and Nature of the Business

Our segments include the VITAS segment and the Roto-Rooter segment.  Relative contributions of each segment to service revenues and sales were 75% and 25%, respectively, in 2012 and 73% and 27%, respectively, in 2011.  The vast majority of our service revenues and sales from continuing operations are generated from business within the United States.

The reportable segments have been defined along service lines, which is consistent with the way the businesses are managed. In determining reportable segments, the RRSC and RRC operating units of the Roto-Rooter segment have been aggregated on the basis of possessing similar operating and economic characteristics.  The characteristics of these operating segments and the basis for aggregation are reviewed annually.  Accordingly, the reportable segments are defined as follows:

·

The VITAS segment provides hospice services for patients with terminal illnesses.  This type of care is aimed at making the terminally ill patient’s end of life as comfortable and pain-free as possible.  Hospice care is typically available to patients who have been initially certified or re-certified as terminally ill (i.e., a prognosis of six months or less) by their attending physician, if any, and the hospice physician.  VITAS offers all levels of hospice care in a given market, including routine home care, inpatient care and continuous care.  Over 90% of VITAS’ revenues are derived through the Medicare and Medicaid reimbursement programs.

·

The Roto-Rooter segment provides repair and maintenance services to residential and commercial accounts using the Roto-Rooter registered service marks. Such services include plumbing and sewer, drain and pipe cleaning. They are delivered through company-owned and operated territories, independent contractor-operated territories and franchised locations. This segment also manufactures and sells products and equipment used to provide such services.

·

We report corporate administrative expenses and unallocated investing and financing income and expense not directly related to either segment as “Corporate”.  Corporate administrative expense includes the stewardship, accounting and reporting, legal, tax and other costs of operating a publicly held corporation.  Corporate investing and financing income and expenses include the costs and income associated with corporate debt and investment arrangements.

            Segment data for our continuing operations are set forth below (in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Revenues by Type of Service
VITAS
Routine homecare	$778,776	$718,658	$666,562
Continuous care	172,063	158,466	153,050
General inpatient	114,494	110,742	105,588
Medicare cap	1,704	(1,594)	610
Total segment	1,067,037	986,272	925,810
Roto-Rooter
Sewer and drain cleaning	138,500	138,932	135,704
Plumbing repair and maintenance	172,310	177,363	168,625
Independent contractors	28,522	26,711	22,943
HVAC repair and maintenance	1,109	3,410	4,183
Other products and services	22,565	23,282	23,280
Total segment	363,006	369,698	354,735
Total service revenues and sales	$1,430,043	$1,355,970	$1,280,545
Aftertax Segment Earnings/(Loss)
VITAS	$86,577	$80,358	$79,796
Roto-Rooter	30,905	34,879	31,678
Total	117,482	115,237	111,474
Corporate	(28,178)	(29,258)	(29,643)
Net income	$89,304	$85,979	$81,831
Interest Income
VITAS	$3,883	$4,293	$4,852
Roto-Rooter	1,647	2,176	2,661
Total	5,530	6,469	7,513
Corporate	76	91	175
Intercompany eliminations	(4,797)	(6,134)	(7,244)
Total interest income	$809	$426	$444
Interest Expense
VITAS	$233	$229	$131
Roto-Rooter	433	358	233
Total	666	587	364
Corporate	14,057	13,301	11,595
Total interest expense	$14,723	$13,888	$11,959
Income Tax Provision
VITAS	$53,092	$48,835	$48,601
Roto-Rooter	18,770	21,353	19,547
Total	71,862	70,188	68,148
Corporate	(15,347)	(15,611)	(16,148)
Total income tax provision	$56,515	$54,577	$52,000
Identifiable Assets
VITAS	$519,555	$504,677	$531,247
Roto-Rooter	224,735	212,234	205,601
Total	744,290	716,911	736,848
Corporate	115,336	78,994	93,313
Total identifiable assets	$859,626	$795,905	$830,161
Additions to Long-Lived Assets
VITAS	$24,735	$24,298	$17,492
Roto-Rooter	16,132	9,426	18,035
Total	40,867	33,724	35,527
Corporate	285	72	18
Total additions to long-lived assets	$41,152	$33,796	$35,545

	For the Years Ended December 31,
	2012	2011	2010
Depreciation and Amortization
VITAS	$19,043	$18,480	$18,900
Roto-Rooter	9,029	8,729	8,289
Total	28,072	27,209	27,189
Corporate	2,449	2,290	1,854
Total depreciation and amortization	$30,521	$29,499	$29,043

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets

6.Intangible Assets

Amortization of definite-lived intangible assets from continuing operations for the years ended December 31, 2012, 2011, 2010 was $1.5 million, $1.5 million and $2.1 million, respectively.  The following is a schedule by year of projected amortization expense for definite-lived intangible assets (in thousands):

2013	$1,516
2014	536
2015	306
2016	265
2017	123
Thereafter	276

The balance in identifiable intangible assets comprises the following (in thousands):

	Gross	Accumulated	Net Book
	Asset	Amortization	Value
December 31, 2012
Referral networks	$21,729	$(19,884)	$1,845
Covenants not to compete	9,446	(8,974)	472
Customer lists	1,224	(1,146)	78
Reaquired franchise rights	1,037	(410)	627
Subtotal - definite-lived intangibles	33,436	(30,414)	3,022
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	2,705	-	2,705
Total	$87,591	$(30,414)	$57,177

December 31, 2011
Referral networks	$21,729	$(18,647)	$3,082
Covenants not to compete	9,286	(8,885)	401
Customer lists	1,222	(1,118)	104
Reaquired franchise rights	974	(254)	720
Subtotal - definite-lived intangibles	33,211	(28,904)	4,307
VITAS trade name	51,300	-	51,300
Operating licenses	2,655	-	2,655
Total	$87,166	$(28,904)	$58,262

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combinations

7.Business Combinations

During 2012, we completed four business combinations within the Roto-Rooter segment for $5.9 million in cash to increase our market penetration in Bend, Oregon, Boise, Idaho, Shreveport, Louisiana and Ft. Lauderdale, Florida.  We made no acquisitions with the VITAS segment during 2012.  The purchase price of these acquisitions was allocated as follows (in thousands):

Identifiable intangible assets	$373
Goodwill	5,094
Other assets and liabilities - net	433
$5,900

On April 29, 2011, our VITAS segment completed an acquisition of the operating assets of Family Comfort Hospice which is based in Alabama.  This acquisition adds three central Alabama locations serving ten counties to VITAS’ network of hospice programs.  We made no acquisitions within the Roto-Rooter segment during 2011.  The purchase price of this acquisition is allocated as follows (in thousands):

Working capital	$382
Identifiable intangible assets	951
Goodwill	2,320
Other assets and liabilities - net	11
$3,664

During 2010, we completed four business combinations within the Roto-Rooter segment for $9.5 million in cash to increase our market penetration in Kansas City, Missouri, St. Louis, Missouri, Jefferson City, Missouri and Spokane Washington.  We made no acquisitions within the VITAS segment during 2010.  The purchase price of these acquisitions was allocated as follows (in thousands):

Working capital	$268
Identifiable intangible assets	589
Goodwill	8,225
Other assets and liabilities - net	387
$9,469

            The unaudited pro forma results of operations, assuming purchase business combinations completed in 2012 and 2011 were completed on January 1, 2011, do not materially impact the accompanying consolidated financial statements.  The results of operations of each of the above business combinations are included in our results of operations from the date of the respective acquisition.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations

8.Discontinued Operations

At December 31, 2012 and 2011, the accrual for our estimated liability for potential environmental cleanup and related costs arising from the sale of DuBois amounted to $1.7 million.  Of the 2012 balance, $826,000 is included in other current liabilities and $901,000 is included in other liabilities (long-term).   The estimated timing of payments of these liabilities follows (in thousands):

2013	$826
2014	300
Thereafter	601
$1,727

            We are contingently liable for additional DuBois-related environmental cleanup and related costs up to a maximum of $14.9 million.  On the basis of a continuing evaluation of the potential liability, we believe it is not probable this additional liability will be paid.  Accordingly, no provision for this contingent liability has been recorded.  The potential liability is not insured, and the recorded liability does not assume the recovery of insurance proceeds.  Also, the environmental liability has not been discounted because it is not possible to reliably project the timing of payments.  We believe that any adjustments to our recorded liability will not materially adversely affect our financial position, results of operations or cash flows.

Cash Overdrafts And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash Overdrafts And Cash Equivalents [Abstract]
Cash Overdrafts And Cash Equivalents

9.     Cash Overdrafts and Cash Equivalents

Included in accounts payable are cash overdrafts of $12.2 million and $10.3 million as of December 31, 2012 and 2011, respectively.

From time to time throughout the year, we invest excess cash in money market funds or repurchase agreements directly with major commercial banks. We do not physically hold the collateral for repurchase agreements, but the term is less than 10 days.  We closely monitor the creditworthiness of the institutions with which we invest our overnight funds and the quality of the collateral underlying those investments. We had $56.6 million in cash equivalents as of December 31, 2012.  There was $32.5 million in cash equivalents as of December 31, 2011.  The weighted average rate of return for our cash equivalents was 0.2% in 2012 and 0.1% in 2011.

Other Income-Net	12 Months Ended
Dec. 31, 2012
Other Income-Net [Abstract]
Other Income-Net

10.Other Income—Net

Other income—net from continuing operations comprises the following (in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Market value gains related to deferred
compensation trusts	$3,499	$799	$2,210
Loss on disposal of property and equipment	(347)	(441)	(425)
Interest income	809	426	444
Other - net	162	(67)	39
Total other income	$4,123	$717	$2,268

            The offset for market value gains or losses of the deferred compensation trust are recorded in selling, general and administrative expenses.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

11.Income Taxes

The provision for income taxes comprises the following (in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Continuing Operations:
Current
U.S. federal	$51,467	$40,762	$46,789
U.S. state and local	7,813	5,961	6,981
Foreign	386	612	639
Deferred
U.S. federal, state and local	(3,271)	7,227	(2,418)
Foreign	120	15	9
Total	$56,515	$54,577	$52,000

            A summary of the temporary differences that give rise to deferred tax assets/ (liabilities) follows (in thousands):

	December 31,
	2012	2011
Accrued liabilities	$32,772	$27,687
Stock compensation expense	12,713	12,200
Allowance for uncollectible accounts receivable	1,510	1,905
State net operating loss carryforwards	1,461	1,633
Other	3,155	2,845
Deferred income tax assets	51,611	46,270
Amortization of intangible assets	(44,201)	(42,192)
Accelerated tax depreciation	(16,536)	(16,322)
Revenue recognition	(812)	(1,684)
Currents assets	(1,600)	(1,315)
Other	(2,428)	(1,530)
Deferred income tax liabilities	(65,577)	(63,043)
Net deferred income tax liabilities	$(13,966)	$(16,773)

Included in other assets at December 31, 2012, are deferred income tax assets of $37,000 (2011 - $150,000).  At December 31, 2012 and 2011, state net operating loss carryforwards were $28.4 million and $31.0 million, respectively.  These net operating losses will expire, in varying amounts, between 2013 and 2032.  Based on our history of operating earnings, we have determined that our operating income will, more likely than not, be sufficient to ensure realization of our deferred income tax assets.

After FASB’s adoption of FASB’s guidance on accounting for uncertain income taxes in 2007, we had approximately $1.3 million in unrecognized tax benefits.  The majority of this amount would affect our effective tax rate, if recognized in a future period.  The years ended December 31, 2009 and forward remain open for review for federal income tax purposes.  The earliest open year relating to any of our material state jurisdictions is the fiscal year ended December 31, 2007. During the next twelve months, we do not anticipate a material net change in unrecognized tax benefits.

As permitted by this guidance, we classify interest related to our accrual for uncertain tax positions in separate interest accounts.  As of December 31, 2012 and 2011, we have approximately $306,000 and $252,000, respectively, accrued in interest payable related to uncertain tax positions.  These accruals are included in other current liabilities in the accompanying consolidated balance sheet.  Net interest expense related to uncertain tax positions included in interest expense in the accompanying consolidated statement of income is not material.

A roll forward of the significant changes to our unrecognized tax benefits is as follows (in thousands):

	2012	2011	2010
Balance at January 1,	$2,612	$704	$1,010
Unrecognized tax benefits due to positions taken in current year	219	2,038	119
Decrease due to expiration of statute of limitations	(185)	(130)	(425)
Balance at December 31,	$2,646	$2,612	$704

The difference between the actual income tax provision for continuing operations and the income tax provision calculated at the statutory U.S. federal tax rate is explained as follows (in thousands):

	For the Years Ended December 31,
	2012	2011	2010

Income tax provision calculated using the statutory rate of 35%	$51,037	$49,195	$46,841
State and local income taxes, less federal income tax effect	4,601	4,733	4,509
Nondeductible expenses	1,137	1,062	976
Other --net	(260)	(413)	(326)
Income tax provision	$56,515	$54,577	$52,000
Effective tax rate	38.8%	38.8%	38.9%

Summarized below are the total amounts of income taxes paid during the years ended December 31 (in thousands):

2012	$53,436
2011	44,343
2010	49,532

            Provision has not been made for additional taxes on $35.1 million of undistributed earnings of our domestic subsidiaries.  Should we elect to sell our interest in all of these businesses rather than to effect a tax-free liquidation, additional taxes amounting to approximately $12.9 million would be incurred based on current income tax rates.

Properties And Equipment	12 Months Ended
Dec. 31, 2012
Properties And Equipment [Abstract]
Properties And Equipment

12.Properties and Equipment

A summary of properties and equipment follows (in thousands):

	December 31,
	2012	2011
Land	$1,363	$1,360
Buildings	47,831	40,424
Transportation equipment	20,165	19,412
Machinery and equipment	69,299	62,467
Computer software	47,184	44,805
Furniture and fixtures	68,394	58,317
Projects under development	2,305	2,875
Total properties and equipment	256,541	229,660
Less accumulated depreciation	(164,607)	(146,709)
Net properties and equipment	$91,934	$82,951

The net book value of computer software at December 31, 2012 and 2011, was $14.1 million and $15.4 million, respectively.  Depreciation expense for computer software was $4.3 million, $5.6 million and $5.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Lease Arrangements	12 Months Ended
Dec. 31, 2012
Lease Arrangements [Abstract]
Lease Arrangements

13.  Lease Arrangements

We have operating leases that cover our corporate office headquarters, various warehouse and office facilities, office equipment and transportation equipment. The remaining terms of these leases range from monthly to seven years, and in most cases we expect that these leases will be renewed or replaced by other leases in the normal course of business. We have no significant capital leases as of December 31, 2012 or 2011.

The following is a summary of future minimum rental payments and sublease rentals to be received under operating leases that have initial or remaining noncancelable terms in excess of one year at December 31, 2012 (in thousands):

2013	$21,089
2014	16,505
2015	13,518
2016	8,917
2017	3,007
Thereafter	1,290
Total minimum rental payments	$64,326

Total rental expense incurred under operating leases for continuing operations follows (in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Total rental payments	$23,646	$22,199	$21,777
Less sublease rentals	(103)	(170)	(237)
Net rental expense	$23,543	$22,029	$21,540

Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Retirement Plans

14. Retirement Plans

Retirement obligations under various plans cover substantially all full-time employees who meet age and/or service eligibility requirements. The major plans providing retirement benefits to our employees are defined contribution plans.  Expenses for our retirement and profit-sharing plans, excess benefit plans and other similar plans are as follows (in thousands):

For the Years Ended December 31,
2012	2011	2010

$11,376	$9,408	$11,444

            These expenses include the impact of market gains and losses on assets held in deferred compensation plans.

            We have excess benefit plans for key employees whose participation in the qualified plans is limited by U.S. Employee Retirement Income Security Act requirements. Benefits are determined based on theoretical participation in the qualified plans.  Benefits are only invested in mutual funds, and participants are not permitted to diversify accumulated benefits in shares of our stock. Trust assets invested in shares of our stock are included in treasury stock, and the corresponding liability is included in a separate component of stockholders’ equity. At December 31, 2012, these trusts held 96,148 shares or $2.1 million of our stock (2011 – 97,428 shares or $2.0 million).

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

15.  Earnings Per Share

The computation of earnings per share follows (in thousands, except per share data):

For the Years Ended December 31,		Net Income	Shares	Earnings per Share
2012
	Earnings	$89,304	18,924	$4.72
	Dilutive stock options	-	316
	Nonvested stock awards	-	99
	Diluted earnings	$89,304	19,339	$4.62

2011
	Earnings	$85,979	20,523	$4.19
	Dilutive stock options	-	335
	Nonvested stock awards	-	87
	Diluted earnings	$85,979	20,945	$4.10

2010
	Earnings	$81,831	22,587	$3.62
	Dilutive stock options	-	348
	Nonvested stock awards	-	96
	Diluted earnings	$81,831	23,031	$3.55

During 2012, 1.4 million stock options were excluded from the computation of diluted earnings per share as their exercise prices were greater than the average market price during most of the year.  During 2011, 1.3 million stock options were also excluded.  During 2010, 970,900 stock options were also excluded.

Diluted earnings per share may be impacted in future periods as the result of the issuance of our $200 million Notes and related purchased call options and sold warrants.  Per FASB’s authoritative guidance on the effect of contingently convertible instruments on diluted earnings per share and convertible bonds with issuer option to settle for cash upon conversion, we will not include any shares related to the Notes in our calculation of diluted earnings per share until our average stock price for a quarter exceeds the current conversion price.  We would then include in our diluted earnings per share calculation those shares issuable using the treasury stock method.  The amount of shares issuable is based upon the amount by which the average stock price for the quarter exceeds the conversion price.  The purchased call option does not impact the calculation of diluted earnings per share, as it is always anti-dilutive. The sold warrants become dilutive when our average stock price for a quarter exceeds the strike price of the warrant.

The following table provides examples of how changes in our stock price impact the number of shares that would be included in our diluted earnings per share calculation at December 31, 2012.  It also shows the impact on the number of shares issuable upon conversion of the Notes and settlement of the purchased call options and sold warrants:

Share Price	Shares Underlying 1.875% Convertible Notes	Warrant Shares	Total Treasury Method Incremental Shares (a)	Shares Due to the Company under Notes Hedges	Incremental Shares Issued by the Company upon Conversion (b)
$80.73	49,146	-	49,146	(52,575)	(3,429)
$90.73	304,389	-	304,389	(325,626)	(21,237)
$100.73	508,953	-	508,953	(544,463)	(35,510)
$110.73	676,569	120,866	797,435	(723,773)	73,662
$120.73	816,418	320,411	1,136,829	(873,379)	263,450
$130.73	934,871	489,428	1,424,299	(1,000,098)	424,201

a) Represents the number of incremental shares that must be included in the calculation of fully diluted shares under U.S. GAAP.
b) Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments

16.Financial Instruments

FASB’s authoritative guidance on fair value measurements defines a hierarchy which prioritizes the inputs in fair value measurements.  Level 1 measurements are measurements using quoted prices in active markets for identical assets or liabilities.  Level 2 measurements use significant other observable inputs.  Level 3 measurements are measurements using significant unobservable inputs which require a company to develop its own assumptions.  In recording the fair value of assets and liabilities, companies must use the most reliable measurement available.

The following shows the carrying value, fair value and the hierarchy for our financial instruments as of

December 31, 2012 (in thousands):

		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments of deferred compensation plans held in trust	$36,089	$36,089	$-	$-
Long-term debt	174,890	197,874	-	-

The following shows the carrying value, fair value and the hierarchy for our financial instruments as of

December 31, 2011 (in thousands):

		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments of deferred compensation plans held in trust	$31,629	$31,629	$-	$-
Long-term debt	166,784	175,755	-	-

For cash and cash equivalents, accounts receivable and accounts payable, the carrying amount is a reasonable estimate of fair value because of the liquidity and short-term nature of these instruments.

Loans Receivable From Independent Contractors	12 Months Ended
Dec. 31, 2012
Loans Receivable From Independent Contractors [Abstract]
Loans Receivable From Independent Contractors

17.Loans Receivable from Independent Contractors

At December 31, 2012, we had contractual arrangements with 66 independent contractors to provide plumbing repair and drain cleaning services under sublicensing agreements using the Roto-Rooter name in lesser-populated areas of the United States and Canada. The arrangements give the independent contractors the right to conduct a plumbing and drain cleaning business using the Roto-Rooter name in a specified territory in exchange for a royalty based on a percentage of labor sales, generally approximately 40%.  We also pay for certain telephone directory advertising in these areas, lease certain capital equipment and provide operating manuals to serve as resources for operating a plumbing and drain cleaning business.  The contracts are generally cancelable upon 90 days’ written notice (without cause) or upon a few days notice (with cause).  The independent contractors are responsible for running the businesses as they believe best.

Our maximum exposure to loss from arrangements with our independent contractors at December 31, 2012 is approximately $1.3 million (2011 - $1.1 million).  The exposure to loss is mainly the result of loans provided to the independent contractors.  In most cases, these loans are partially secured by receivables and equipment owned by the independent contractor.  The interest rates on the loans range from zero to 8% per annum, and the remaining terms of the loans range from 2.5 months to 5.4 years at December 31, 2012.  We recorded the following from our independent contractors (in thousands):

	For the Years Ended December 31,
	2012	2011	2010

Revenues	$28,522	$26,711	$22,943
Pretax profits	14,790	13,320	10,695

Legal And Regulatory Matters	12 Months Ended
Dec. 31, 2012
Legal And Regulatory Matters [Abstract]
Legal And Regulatory Matters

18.Legal and Regulatory Matters

            The VITAS segment of the Company’s business operates in a heavily-regulated industry.  As a result, the Company is subjected to inquiries and investigations by various government agencies, as well as to lawsuits, including qui tam actions.  The following sections describe the various ongoing lawsuits and investigations of which the Company is currently aware.  It is not possible at this time for us to estimate either the timing or outcome of any of those matters, or whether any potential loss, or range of potential losses, is probable or estimable.

Litigation

In February 2010, Chemed and Roto-Rooter were named as defendants in a lawsuit filed in the United States District Court for the Eastern District of New York, entitled Anthony Morangelli, et al., v. Chemed Corp. and Roto-Rooter Services Co., No. 10 CV-00876 (BMC).  The named plaintiffs in this lawsuit, who are current and former technicians employed by Roto-Rooter who were paid on a commission basis, asserted against Chemed and Roto-Rooter claims for violation of the Fair Labor Standards Act (“FLSA”) and claims for violations of the labor laws of multiple states.  Plaintiffs alleged that Chemed and Roto-Rooter failed to reimburse them for all business expenses incurred in connection with their employment, failed to compensate for all hours worked and made illegal deductions from pay.  Plaintiffs seek an unspecified amount of compensatory damages, liquidated damages, other penalties, fees and costs.

In June 2010, the Court conditionally certified a collective action under the FLSA and, in June 2011, it certified fourteen separate state law class actions.  On February 4, 2013, the Court dismissed all claims asserted against Chemed, dismissed plaintiffs’ illegal deduction claims and decertified from the class and collective actions significant portions plaintiffs’ business expense and uncompensated hours claims.  Roto-Rooter continues to contest Plaintiffs’ claims.

VITAS is party to a class action lawsuit filed in the Superior Court of California, Los Angeles County in September 2006 by Bernadette Santos, Keith Knoche and Joyce White, Bernadette Santos, et al. v. Vitas Healthcare Corporation of California, BC359356.  This case alleges failure to pay overtime and failure to provide meal and rest periods to a purported class of California admissions nurses, chaplains and sales representatives.  The case seeks payment of penalties, interest and Plaintiffs’ attorney fees.  We contest these allegations.  In December 2009, the trial court denied Plaintiffs’ motion for class certification.  In July 2011, the Court of Appeals affirmed denial of class certification on the travel time, meal and rest period claims, and reversed the trial court’s denial on the off-the-clock and sales representation exemption claims.  Plaintiffs filed an appeal of this decision.  In September 2012, in response to an order of reconsideration, the Court of Appeals reiterated its previous rulings.

On January 12, 2012, the Greater Pennsylvania Carpenters Pension Fund filed a putative class action lawsuit in the U.S. District Court for the Southern District of Ohio against the Company, Kevin McNamara, David Williams, and Timothy O’Toole.  On April 9, 2012, the Court issued orders (a) renaming the suit as In re Chemed Corp. Securities Litigation, Civil Action No. 1:12-cv-28 (S.D. Ohio); (b) appointing the Greater Pennsylvania Carpenters Pension Fund and the Electrical Workers Pension Fund, Local 103, I.B.E.W. as Lead Plaintiffs; and (c) approving Lead Plaintiffs’ selection of Labaton Sucharow LLP and Robbins Geller Rudman & Dowd LLP as Co-Lead Counsel.  On June 18, 2012, Lead Plaintiffs filed an amended complaint alleging violation of Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 against all Defendants, and violation of Section 20(a) of the Securities Exchange Act of 1934 against Messrs. McNamara, Williams, and O’Toole.  The suit’s allegations concern the VITAS hospice segment of the Company’s business.  Lead Plaintiffs seek, on behalf of a putative class of purchasers of Chemed Capital Stock between February 15, 2010 and November 16, 2011, compensatory damages in an unspecified amount and attorneys’ fees and expenses, arising from Defendants’ failure to disclose an alleged fraudulent scheme to enroll ineligible hospice patients and to fraudulently obtain payments from the federal government.  Defendants filed motions to dismiss the amended complaint on August 17, 2012.  Defendants believe the claims are without merit, and intend to defend vigorously against them.

Regardless of the outcome of any of the preceding matters, litigation adversely affects us through defense costs, diversion of management time, and related publicity.

Regulatory Matters

In April 2005, VITAS received a subpoena from the Office of the Inspector General (“OIG”) of the U.S. Department of Health and Human Services requesting that VITAS produce various categories of documents from 1998 through the date of the subpoena in connection with an investigation into an alleged failure to appropriately bill Medicare and Medicaid for hospice services.  The requested categories of documents included patient medical and billing records for 320 past and then current patients from VITAS’s three largest programs; policy and procedure manuals; information concerning patient admissions, certifications, discharges, and lengths of stay; and census information.  In the third quarter of 2005, the OIG requested additional information from us.  In May 2006, VITAS received another subpoena from OIG seeking certain information concerning employees and their compensation from 1999 through 2004.    In 2004, two former VITAS employees filed a related qui tam suit in U.S. District Court for the Southern District of Florida, United States, et al. ex rel. Barys v. Vitas Healthcare Corp., 1:04-cv-21431.  The complaint asserted violations of the federal False Claims Act against VITAS and certain of its affiliates, based on the alleged fraudulent admissions and recertification of ineligible patients.  In July 2007, the district court dismissed the suit with prejudice.  The U.S. Court of Appeals for the Eleventh Circuit affirmed the dismissal in November 2008.  In March 2009, VITAS received a letter from the Department of Justice indicating that its investigation of VITAS’s Florida programs is ongoing.

In July 2012, VITAS received an investigative subpoena from the Florida Attorney General seeking documents previously produced in the course of prior government investigations as well as, for the period January 1, 2007 through the date of production, billing records and procedures; information concerning business results, plans, and strategies; documents concerning patient eligibility for hospice care; and certain information concerning employees and their compensation.  We are conferring with the Attorney General regarding those document requests.

In May 2009, VITAS received an administrative subpoena from the U.S. Department of Justice requesting that VITAS deliver to the OIG various categories of documents for its headquarters and Texas programs from January 1, 2003 through the date of the subpoena.  The requested categories included policy and procedure manuals and information concerning Medicare and Medicaid billing and the provision of hospice services; patient medical records; information concerning business plans, strategies, and results and VITAS’s affiliated entities and referral sources; and certain information concerning employees and their compensation.  In August 2009, the OIG selected medical records for 59 past and current patients from a Texas program for review.  In September 2010, VITAS received a second administrative subpoena from the Department of Justice seeking electronic documents of 10 current and former employees.  In April 2011, the U.S. Attorney provided the Company with a copy of a qui tam complaint filed under seal in the U.S. District Court for the Northern District of Texas, United States, et al. ex rel. Rehfeldt v. Vitas Healthcare Corp., 3:09-cv-0203.  In November 2011, the complaint was unsealed.  The U.S. Attorney and the Attorney General for the State of Texas filed notices in November 2011 stating that they had decided not to intervene in the case at that time but indicating that they continue to investigate the allegations.  The complaint asserts violations of the federal False Claims Act and the Texas Medicaid Fraud Prevention Act based on the alleged admission and re-certification of ineligible patients, conspiracy to admit ineligible patients, and backdating patient revocations.  The suit was brought by Michael Rehfeldt, a former general manager of VITAS’s San Antonio program, against VITAS, the San Antonio program’s former Regional Vice-President, Keith Becker, and former Medical Director, Justo Cisneros, and their respective then-current employers: Wellmed Medical Management, Care Level Management, LLC, Inspiris Hospice, LLC, and Inspiris, Inc.  The plaintiff dismissed all claims against their then-current employers in March and April of 2012.  The complaint has yet to be served on any of the VITAS entities.

In February 2010, VITAS received a companion civil investigative demand (“CID”) from the Texas Attorney General seeking documents from January 1, 2002 through the date of the CID, and interrogatory responses in connection with a related investigation of possible fraudulent submission of Medicaid claims for non-qualifying patients and fraudulent shifting of costs from VITAS to the State of Texas and the United States.  The CID requested similar information sought by the Department of Justice’s May 2009 administrative subpoena, together with information concerning record-keeping and retention practices, and medical records concerning 117 patients.  In September 2010, VITAS received a second CID from the Texas Attorney General seeking additional documents concerning business plans and results, revocation forms for certain patients, and electronic documents of 10 current and former employees.

In June 2011, the U.S. Attorney provided the Company with a partially unsealed qui tam complaint filed under seal in the U.S. District Court for the Western District of Texas, United States, et al. ex rel. Urick v. Vitas HME Solutions, Inc. et al., 5:08-cv-0663.  The U.S. Attorney filed a notice in May 2012 stating that it had decided not to intervene in the case at that time but indicating that it continues to investigate the allegations.  In June 2012, the complaint was unsealed.  The complaint asserts violations of the federal False Claims Act and the Texas Medicaid Fraud Prevention Act based on allegations of a conspiracy to submit to Medicare and Medicaid false claims involving hospice services for ineligible patients, unnecessary medical supplies, failing to satisfy certain prerequisites for payment, and altering patient records, including backdating patient revocations.  The suit was brought by Barbara Urick, a registered nurse in VITAS’s San Antonio program, against VITAS, certain of its affiliates, and several former VITAS employees, including physicians Justo Cisneros and Antonio Cavasos and nurses Sally Schwenk, Diane Anest, and Edith Reed.  In September 2012, the plaintiff dismissed all claims against the individual defendants.  The complaint has yet to be served on any of the VITAS entities.

Also in June 2011, the U.S. Attorney provided the Company with a partially unsealed qui tam complaint filed under seal in the U.S. District Court for the Northern District of Illinois, United States, et al. ex rel. Spottiswood v. Chemed Corp., 1:07-cv-4566.  In April 2012, the complaint was unsealed.  The U.S. Attorney and Attorney General for the State of Illinois filed notices in April and May 2012, respectively, stating that they had decided not to intervene in the case at that time but indicating that they continue to investigate the allegations.  Plaintiff filed an amended complaint in November 2012.  The complaint asserts violations of the federal False Claims Act and the Illinois Whistleblower Reward and Protection Act based on allegations that VITAS fraudulently billed Medicare and Medicaid for providing unwarranted continuous care services.  The suit was brought by Laura Spottiswood, a former part-time pool registered nurse at VITAS, against Chemed, VITAS, and a VITAS affiliate.  The complaint has yet to be served.

In June 2012, VITAS received an administrative subpoena from OIG in connection with an investigation of possible improper claims submitted to the Medicare and Medicaid programs.  It seeks production of various categories of documents concerning the provision of hospice services, for headquarters and its Southern California programs, for the period January 1, 2007 through the date of the subpoena.  The categories of documents include policy, procedure and training manuals; documents concerning patient eligibility for hospice care, including referrals, admissions, certifications, revocations and census information; documents concerning claims submitted to government programs; certain information concerning employees and their compensation; and documents concerning VITAS’s financial performance.  In August 2012, the OIG also subpoenaed medical records for 268 patients from three Southern California programs.  We are conferring with the U.S. Attorney’s Office for the Central District of California regarding those document requests.

In September 2012, VITAS received an administrative subpoena from OIG seeking production of medical records for 102 patients in 10 states who received continuous care between 2004 and 2009.  In December 2012, it received a second such administrative subpoena from the OIG seeking medical records for 103 patients who received continuous care between 2009 and 2012.  We are conferring with the OIG regarding those requests.

The costs to comply with these investigations were not material for any period presented.  Regardless of the outcome of any of the preceding matters, responding to the subpoenas and dealing with the various regulatory agencies can adversely affect us through defense costs, diversion of management time, and related publicity.

Concentration Of Risk	12 Months Ended
Dec. 31, 2012
Concentration Of Risk [Abstract]
Concentration Of Risk

19.  Concentration of Risk

            VITAS has pharmacy services agreements (“Agreements”) with Omnicare, Inc. and its subsidiaries ("OCR") whereby OCR provides specified pharmacy services for VITAS and its hospice patients in geographical areas served by both VITAS and OCR.  Either party may cancel the Agreements at the end of any term by giving 90 days prior written notice.  VITAS made purchases from OCR of $40.9 million, $39.4 million and $36.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. For the years ended December 31, 2012, 2011 and 2010, respectively, purchases from this vendor represent over 90% of all pharmacy services used by VITAS.  VITAS’ accounts payable to OCR and its subsidiaries are not material at     December 31, 2012 and 2011.

Capital Stock Transactions	12 Months Ended
Dec. 31, 2012
Capital Stock Transactions [Abstract]
Capital Stock Transactions

20.  Capital Stock Transactions

On November 7, 2011 our Board of Directors authorized an additional $100 million of stock repurchases under the February 2011 repurchase program.  On February 22, 2011, our Board of Directors authorized $100 million of stock repurchases under the newly established February 2011 repurchase program.  On December 27, 2010, our Board of Directors authorized an additional $70 million to the April 2007 stock repurchase program.  We repurchased the following capital stock:

	For the Years Ended December 31,
	2012	2011	2010

Shares repurchased	932,706	2,602,513	1,648,047
Weighted average price per share	$64.87	$55.28	$63.14

In addition to capital stock repurchased in the open market, we acquired the following amounts of treasury stock from the surrender of shares in connection with share-based compensation transactions for the years ended December 31, 2012, 2011  and 2010: $4.2 million, $4.0 million and $5.3 million, respectively.

HVAC Exit Activities	12 Months Ended
Dec. 31, 2012
HVAC Exit Activities [Abstract]
HVAC Exit Activities

21.  HVAC Exit Activities

In August 2012, Roto-Rooter management made the decision to shut-down its one remaining heating, ventilation and air conditioning (HVAC) business located in Baltimore, Maryland.  The HVAC business was a portion of a larger business which included plumbing operations.  The plumbing and HVAC businesses shared facilities and administrative functions.  The costs and related cash flows of these shared facilities and administrative functions were not separately tracked or allocated for the HVAC operation.  As a result, the HVAC business does not qualify for discontinued operation treatment under US GAAP.  The operating results of the HVAC operation are reported in continuing operations in the consolidated financial statements for all periods presented.  The pretax costs incurred in conjunction with the shut-down were $1.1 million and are recorded in other operating expenses.  The costs comprise mainly severance and lease termination costs.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

22.  Subsequent Events

On January 18, 2013, we replaced our existing credit agreement with a new Revolving Credit Facility (“2013 Credit Agreement”).  Terms of the 2013 Credit Agreement consist of a five-year, $350 million revolving credit facility.  This 2013 Credit Agreement also included a $150 million expansion feature.  The interest rate on the 2013 Credit Agreement is currently LIBOR plus 125 basis points. Debt issuance costs associated with the existing credit agreement were not material.  With respect to the 2013 Credit Agreement, deferred financing costs are immaterial.  The 2013 Credit Agreement’s quarterly financial covenants did not materially change from those  in the 2011 Credit Agreement.

Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2012
Guarantor Subsidiaries [Abstract]
Guarantor Subsidiaries

23.  Guarantor Subsidiaries

            Our 1.875% Senior Convertible Notes issued on May 14, 2007, are fully and unconditionally guaranteed on an unsecured, joint and severally liable basis by 100% owned subsidiaries.  The equity method has been used with respect to the parent company’s (Chemed) investment in subsidiaries.  No consolidating adjustment column is presented for the condensed, consolidating statement of cash flow since there were no significant consolidating entries for the periods presented.  The following condensed, consolidating financial data present the composition of the parent company, the guarantor subsidiaries and the non-guarantor subsidiaries as of December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011 and 2010 (in thousands):

December 31, 2012	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$ 56,342	$ 4,674	$ 8,515	$ -	$ 69,531
Accounts receivable, including intercompany	925	427,341	889	(335,822)	93,333
Inventories	-	6,505	553	-	7,058
Current deferred income taxes	-	14,633	173	(1,147)	13,659
Prepaid income taxes	4,043	-	-	(1,400)	2,643
Prepaid expenses	564	10,656	227	-	11,447
Total current assets	61,874	463,809	10,357	(338,369)	197,671
Investments of deferred compensation plans	-	-	36,089	-	36,089
Properties and equipment, at cost less accumulated depreciation	10,984	78,236	2,714	-	91,934
Identifiable intangible assets less accumulated amortization	-	57,177	-	-	57,177
Goodwill	-	461,277	4,555	-	465,832
Other assets	19,025	2,005	13,797	(23,904)	10,923
Investments in subsidiaries	874,692	24,298	-	(898,990)	-
Total assets	$ 966,575	$ 1,086,802	$ 67,512	$ (1,261,263)	$ 859,626
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable, including intercompany	$ 325,916	$ 53,934	$ 4,444	$ (335,822)	$ 48,472
Income taxes	1,019	3,816	1,503	(1,400)	4,938
Accrued insurance	1,339	39,315	-	-	40,654
Accrued compensation	4,119	40,891	447	-	45,457
Other current liabilities	2,786	13,903	1,759	(1,147)	17,301
Total current liabilities	335,179	151,859	8,153	(338,369)	156,822
Deferred income taxes	-	51,566	-	(23,904)	27,662
Long-term debt	174,890	-	-	-	174,890
Deferred compensation liabilities	-	-	35,599	-	35,599
Other liabilities	3,215	7,352	795	-	11,362
Stockholders' equity	453,291	876,025	22,965	(898,990)	453,291
Total liabilities and stockholders' equity	$ 966,575	$ 1,086,802	$ 67,512	$ (1,261,263)	$ 859,626
December 31, 2011	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$ 32,470	$ (1,422)	$ 7,033	$ -	$ 38,081
Accounts receivable, including intercompany	606	350,229	502	(273,413)	77,924
Inventories	-	8,032	636	-	8,668
Current deferred income taxes	-	13,059	131	(650)	12,540
Prepaid income taxes	2,501	2,186	718	(3,274)	2,131
Prepaid expenses	503	10,757	149	-	11,409
Total current assets	36,080	382,841	9,169	(277,337)	150,753
Investments of deferred compensation plans	-	-	31,629	-	31,629
Properties and equipment, at cost less accumulated depreciation	11,641	68,755	2,555	-	82,951
Identifiable intangible assets less accumulated amortization	-	58,262	-	-	58,262
Goodwill	-	456,183	4,450	-	460,633
Other assets	19,946	1,552	12,317	(22,138)	11,677
Investments in subsidiaries	793,277	21,148	-	(814,425)	-
Total assets	$ 860,944	$ 988,741	$ 60,120	$ (1,113,900)	$ 795,905
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable, including intercompany	$ 268,359	$ 48,490	$ 4,789	$ (273,413)	$ 48,225
Income taxes	2,615	497	252	(3,274)	90
Accrued insurance	489	36,658	-	-	37,147
Accrued compensation	3,828	36,655	604	-	41,087
Other current liabilities	2,369	15,728	1,404	(650)	18,851
Total current liabilities	277,660	138,028	7,049	(277,337)	145,400
Deferred income taxes	-	51,601	-	(22,138)	29,463
Long-term debt	166,784	-	-	-	166,784
Deferred compensation liabilities	-	-	30,693	-	30,693
Other liabilities	2,816	4,630	2,435	-	9,881
Stockholders' equity	413,684	794,482	19,943	(814,425)	413,684
Total liabilities and stockholders' equity	$ 860,944	$ 988,741	$ 60,120	$ (1,113,900)	$ 795,905

For the year ended December 31, 2012		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$ -	$ 1,400,561	$ 29,482	$ -	$ 1,430,043
Cost of services provided and goods sold	-	1,017,001	16,320	-	1,033,321
Selling, general and administrative expenses	22,618	175,166	10,872	-	208,656
Depreciation	942	24,179	888	-	26,009
Amortization	1,924	2,588	-	-	4,512
Other operating expenses	-	1,126	-	-	1,126
Total costs and expenses	25,484	1,220,060	28,080	-	1,273,624
Income/(loss) from operations	(25,484)	180,501	1,402	-	156,419
Interest expense	(13,999)	(666)	(58)	-	(14,723)
Other (expense)/income - net	17,626	(16,992)	3,489	-	4,123
Income/(loss) before income taxes	(21,857)	162,843	4,833	-	145,819
Income tax (provision)/benefit	7,001	(61,794)	(1,722)	-	(56,515)
Equity in net income of subsidiaries	104,160	3,190	-	(107,350)	-
Net income	$ 89,304	$ 104,239	$ 3,111	$ (107,350)	$ 89,304

For the year ended December 31, 2011		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$ -	$ 1,328,425	$ 27,545	$ -	$ 1,355,970
Cost of services provided and goods sold	-	955,628	14,856	-	970,484
Selling, general and administrative expenses	21,895	172,368	7,997	-	202,260
Depreciation	945	23,496	806	-	25,247
Amortization	1,756	2,496	-	-	4,252
Total costs and expenses	24,596	1,153,988	23,659	-	1,202,243
Income/(loss) from operations	(24,596)	174,437	3,886	-	153,727
Interest expense	(13,177)	(587)	(124)	-	(13,888)
Other (expense)/income - net	16,507	(16,591)	801	-	717
Income/(loss) before income taxes	(21,266)	157,259	4,563	-	140,556
Income tax (provision)/benefit	6,564	(59,407)	(1,734)	-	(54,577)
Equity in net income of subsidiaries	100,681	3,001	-	(103,682)	-
Net income	$ 85,979	$ 100,853	$ 2,829	$ (103,682)	$ 85,979

For the year ended December 31, 2010		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$ -	$ 1,254,856	$ 25,689	$ -	$ 1,280,545
Cost of services provided and goods sold	-	892,596	13,420	-	906,016
Selling, general and administrative expenses	23,262	170,223	8,479	-	201,964
Depreciation	860	22,732	794	-	24,386
Amortization	1,404	3,253	-	-	4,657
Total costs and expenses	25,526	1,088,804	22,693	-	1,137,023
Income/(loss) from operations	(25,526)	166,052	2,996	-	143,522
Interest expense	(11,596)	(363)	-	-	(11,959)
Other (expense)/income - net	15,520	(15,451)	2,199	-	2,268
Income/(loss) before income taxes	(21,602)	150,238	5,195	-	133,831
Income tax (provision)/benefit	6,859	(56,905)	(1,954)	-	(52,000)
Equity in net income of subsidiaries	96,574	3,308	-	(99,882)	-
Net income	$ 81,831	$ 96,641	$ 3,241	$ (99,882)	$ 81,831

For the year ended December 31, 2012		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$ 5,267	$ 123,431	$ 3,070	$ 131,768
Cash Flow from Investing Activities:
Capital expenditures	(285)	(33,944)	(1,023)	(35,252)
Business combinations, net of cash acquired	-	(5,900)	-	(5,900)
Other sources/(uses) - net	178	312	(22)	468
Net cash used by investing activities	(107)	(39,532)	(1,045)	(40,684)
Cash Flow from Financing Activities:
Purchases of treasury stock	(64,606)	-	(116)	(64,722)
Dividends paid to shareholders	(13,026)	-	-	(13,026)
Proceeds from exercise of stock options	12,310	-	-	12,310
Realized excess tax benefit on share based compensation	3,435	-	-	3,435
Debt issuance costs	-	-	-	-
Change in cash overdrafts payable	(5,338)	7,262	-	1,924
Change in intercompany accounts	85,935	(85,065)	(870)	-
Other sources - net	2	-	443	445
Net cash provided/(used) by financing activities	18,712	(77,803)	(543)	(59,634)
Net increase in cash and cash equivalents	23,872	6,096	1,482	31,450
Cash and cash equivalents at beginning of year	32,470	(1,422)	7,033	38,081
Cash and cash equivalents at end of period	$ 56,342	$ 4,674	$ 8,515	$ 69,531
For the year ended December 31, 2011		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$ 12,444	$ 158,159	$ 3,740	$ 174,343
Cash Flow from Investing Activities:
Capital expenditures	(73)	(28,145)	(1,374)	(29,592)
Business combinations, net of cash acquired	-	(3,664)	-	(3,664)
Other sources/(uses) - net	(191)	(730)	63	(858)
Net cash used by investing activities	(264)	(32,539)	(1,311)	(34,114)
Cash Flow from Financing Activities:
Purchases of treasury stock	(147,791)	-	(95)	(147,886)
Dividends paid to shareholders	(12,538)	-	-	(12,538)
Proceeds from exercise of stock options	8,036	-	-	8,036
Realized excess tax benefit on share based compensation	3,854	-	-	3,854
Debt issuance costs	(2,657)	-	-	(2,657)
Change in cash overdrafts payable	9	(835)	-	(826)
Change in intercompany accounts	126,040	(124,636)	(1,404)	-
Other sources - net	13	-	(61)	(48)
Net cash used by financing activities	(25,034)	(125,471)	(1,560)	(152,065)
Net increase/(decrease) in cash and cash equivalents	(12,854)	149	869	(11,836)
Cash and cash equivalents at beginning of year	45,324	(1,571)	6,164	49,917
Cash and cash equivalents at end of period	$ 32,470	$ (1,422)	$ 7,033	$ 38,081
For the year ended December 31, 2010		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$ 2,862	$ 81,781	$ 1,369	$ 86,012
Cash Flow from Investing Activities:
Capital expenditures	(18)	(24,677)	(944)	(25,639)
Business combinations, net of cash acquired	-	(9,469)	-	(9,469)
Other sources/(uses) - net	(157)	(688)	253	(592)
Net cash used by investing activities	(175)	(34,834)	(691)	(35,700)
Cash Flow from Financing Activities:
Purchases of treasury stock	(109,326)	-	(4)	(109,330)
Dividends paid to shareholders	(11,881)	-	-	(11,881)
Proceeds from exercise of stock options	5,327	-	-	5,327
Realized excess tax benefit on share based compensation	3,357	-	-	3,357
Change in cash overdrafts payable	1,645	(2,226)	-	(581)
Change in intercompany accounts	44,135	(45,071)	936	-
Other sources - net	49	-	248	297
Net cash provided/(used) by financing activities	(66,694)	(47,297)	1,180	(112,811)
Net increase/(decrease) in cash and cash equivalents	(64,007)	(350)	1,858	(62,499)
Cash and cash equivalents at beginning of year	109,331	(1,221)	4,306	112,416
Cash and cash equivalents at end of period	$ 45,324	$ (1,571)	$ 6,164	$ 49,917

Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

SCHEDULE II

CHEMED CORPORATION AND SUBSIDIARY COMPANIES
VALUATION AND QUALIFYING ACCOUNTS
(IN THOUSANDS)
DR/(CR)

ADDITIONS
(CHARGED)
		CREDITED	(CHARGED)
	BALANCE AT	TO COSTS	CREDITED		BALANCE
	BEGINNING	AND	TO OTHER	DEDUCTIONS	AT END
DESCRIPTION	OF PERIOD	EXPENSES	ACCOUNTS	(a)	OF PERIOD
Allowances for doubtful
accounts (b)

For the year 2012	$ (11,524)	$ (9,233)	$ (1,326)	$ 11,191	$ (10,892)

For the year 2011	$ (13,332)	$ (8,686)	$ (786)	$ 11,280	$ (11,524)

For the year 2010	$ (12,595)	$ (9,118)	$ (472)	$ 8,853	$ (13,332)

Allowances for doubtful
accounts - notes
receivable (c)

For the year 2012	$ (305)	$ 122	$ 51	$ -	$ (132)

For the year 2011	$ (368)	$ 123	$ (60)	$ -	$ (305)

For the year 2010	$ (408)	$ 40	$ -	$ -	$ (368)

(a) With respect to allowances for doubtful accounts, deductions include accounts considered uncollectible or written off, payments, companies divested, etc.

(b) Classified in consolidated balance sheet as a reduction of accounts receivable.

(c) Classified in consolidated balance sheet as a reduction of other assets.

S-3

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Nature Of Operations

NATURE OF OPERATIONS

We operate through our two wholly-owned subsidiaries: VITAS Healthcare Corporation (“VITAS”) and Roto-Rooter Group, Inc. (“Roto-Rooter”). VITAS focuses on hospice care that helps make terminally ill patients' final days as comfortable as possible. Through its team of doctors, nurses, home health aides, social workers, clergy and volunteers, VITAS provides direct medical services to patients, as well as spiritual and emotional counseling to both patients and their families. Roto-Rooter provides plumbing and drain cleaning services to both residential and commercial customers. Through its network of company-owned branches, independent contractors and franchisees, Roto-Rooter offers plumbing and drain cleaning service to over 90% of the U.S. population.

Principles Of Consolidation

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Chemed Corporation and its wholly owned subsidiaries.  All significant intercompany transactions have been eliminated.

We have analyzed the provisions of the Financial Accounting Standards Board (“FASB”) authoritative guidance on the consolidation of variable interest entities relative to our contractual relationships with Roto-Rooter’s independent contractors and franchisees.  The guidance requires the primary beneficiary of a Variable Interest Entity (“VIE”) to consolidate the accounts of the VIE.  Based upon the guidance provided by the FASB, we have concluded that neither the independent contractors nor the franchisees are VIEs.

Cash Equivalents	CASH EQUIVALENTS Cash equivalents comprise short-term, highly liquid investments, including money market funds that have original maturities of three months or less.
Accounts And Loans Receivable

ACCOUNTS AND LOANS RECEIVABLE

Accounts and loans receivable are recorded at the principal balance outstanding less estimated allowances for uncollectible accounts.  For the Roto-Rooter segment, allowances for trade accounts receivable are generally provided for accounts more than 90 days past due, although collection efforts continue beyond that time.  Due to the small number of loans receivable outstanding, allowances for loan losses are determined on a case-by-case basis.  For the VITAS segment, allowances for accounts receivable are provided on accounts based on expected collection rates by payer types. The expected collection rate is based on both historical averages and known current trends.  Final write-off of overdue accounts or loans receivable is made when all reasonable collection efforts have been made and payment is not forthcoming.  We closely monitor our receivables and periodically review procedures for granting credit to attempt to hold losses to a minimum.

As of December 31, 2012, VITAS has approximately $457,000 in unbilled revenue included in accounts receivable (December 31, 2011 - $720,000).  The unbilled revenue at VITAS relates to hospice programs currently undergoing various patient file reviews.  Surveyors working on behalf of the U.S. Federal government review certain patient files for compliance with Medicare regulations.  During the time the patient file is under review, we are unable to bill for care provided to those patients.  We make appropriate provisions to reduce our accounts receivable balance for any governmental or other payer reviews resulting in denials of patient service revenue.  We believe our hospice programs comply with all payer requirements at the time of billing.  However, we cannot predict whether future billing reviews or similar audits by payers will result in material denials or reductions in revenue.

Concentration Of Risk

CONCENTRATION OF RISK

As of December 31, 2012 and 2011, approximately 53% and 51%, respectively, of VITAS’ total accounts receivable balance were due from Medicare and 36% and 34%, respectively, of VITAS’ total accounts receivable balance were due from various state Medicaid programs.  Combined accounts receivable from Medicare and Medicaid represent 80% of the net accounts receivable in the accompanying consolidated balance sheet as of December 31, 2012.

As further described in Note 19, we have agreements with one vendor to provide specified pharmacy services for VITAS and its hospice patients.  In 2012 and 2011, respectively, purchases made from this vendor represent over 90%

of all pharmacy services used by VITAS.

Inventories

INVENTORIES

Substantially all of the inventories are either general merchandise or finished goods.  Inventories are stated at the lower of cost or market.  For determining the value of inventories, cost methods that reasonably approximate the first-in, first-out (“FIFO”) method are used.

Depreciation And Properties And Equipment

DEPRECIATION AND PROPERTIES AND EQUIPMENT

Depreciation of properties and equipment is computed using the straight-line method over the estimated useful lives of the assets.  Leasehold improvements are amortized over the lesser of the remaining lease terms (excluding option terms) or their useful lives.  Expenditures for maintenance, repairs, renewals and betterments that do not materially prolong the useful lives of the assets are expensed as incurred. The cost of property retired or sold and the related accumulated depreciation are removed from the accounts, and the resulting gain or loss is reflected currently in income.

Expenditures for major software purchases and software developed for internal use are capitalized and depreciated using the straight-line method over the estimated useful lives of the assets.  For software developed for internal use, external direct costs for materials and services and certain internal payroll and related fringe benefit costs are capitalized in accordance with the FASB’s authoritative guidance on accounting for the costs of computer software developed or obtained for internal use.

The weighted average lives of our property and equipment at December 31, 2012, were:

Buildings and building improvements	9.4	yrs.
Transportation equipment	14.1
Machinery and equipment	5.5
Computer software	4.1
Furniture and fixtures	4.7

Goodwill And Intangible Assets

GOODWILL AND INTANGIBLE ASSETS

Identifiable, definite-lived intangible assets arise from purchase business combinations and are amortized using either an accelerated method or the straight-line method over the estimated useful lives of the assets.  The selection of an amortization method is based on which method best reflects the economic pattern of usage of the asset.  The weighted average lives of our identifiable, definite-lived intangible assets at December 31, 2012, were:

Covenants not to compete	6.4	yrs.
Reaquired franchise rights	6.6
Referral networks	10.0
Customer lists	13.3

The date of our annual goodwill and indefinite-lived intangible asset impairment analysis is October 1.  The VITAS trade name is considered to have an indefinite life.  We also capitalize the direct costs of obtaining licenses to operate either hospice programs or plumbing operations subject to a minimum capitalization threshold.  These costs are amortized over the life of the license using the straight line method.  Certificates of Need (CON), which are required in certain states for hospice operations, are generally granted without expiration and thus, we believe them to be indefinite-lived assets subject to impairment testing.

We consider that Roto-Rooter Corp. (RRC), Roto-Rooter Services Co. (RRSC) and VITAS are appropriate reporting units for testing goodwill impairment.  We consider RRC and RRSC separate reporting units but one operating segment.  This is appropriate as they each have their own set of general ledger accounts that can be analyzed at “one level below an operating segment” per the definition of a reporting unit in FASB guidance.

In July 2012, the FASB issued Accounting Standards Update (“ASU”) No. 2012-02 – Intangibles Goodwill and Other which provides additional guidance related to the impairment testing of indefinite-lived intangible assets.  ASU No. 2012–02 allows an entity to first assess qualitative factors to determine whether it is necessary to perform further impairment testing.  The revised guidance is effective for fiscal years beginning after September 15, 2012 but early adoption is permitted.  Our impairment testing date is October 1 of each year and we adopted the new guidelines in the third quarter of 2012.

We completed our qualitative analysis for impairment of goodwill and our indefinite-lived intangible assets as of October 1, 2012.  Based on our assessment, we do not believe that it is more likely than not that our reporting units or indefinite-lived assets fair values are less than their carrying values.

Long-Lived Assets

LONG-LIVED ASSETS

If we believe a triggering event may have occurred that indicates a possible impairment of our long-lived assets, we perform an estimate and valuation of the future benefits of our long-lived assets (other than goodwill, the VITAS trade name and capitalized CON costs) based on key financial indicators. If the projected undiscounted cash flows of a major business unit indicate that property and equipment or identifiable, definite-lived intangible assets have been impaired, a write-down to fair value is made.

Other Assets

OTHER ASSETS

Debt issuance costs are included in other assets.  Issuance costs related to revolving credit agreements are amortized using the straight line method, over the life of the agreement.  All other issuance costs are amortized using the effective interest method over the life of the debt.

Revenue Recognition

REVENUE RECOGNITION

Both the VITAS segment and Roto-Rooter segment recognize service revenues and sales when the earnings process has been completed.  Generally, this occurs when services are provided or products are delivered.  Sales of Roto-Rooter products, including drain cleaning machines and drain cleaning solution, comprise less than 3% of our total service revenues and sales for each of the three years in the period ended December 31, 2012.

Charity Care

CHARITY CARE

VITAS provides charity care, in certain circumstances, to patients without charge when management of the hospice program determines that the patient does not have the financial wherewithal to make payment.  There is no revenue or associated accounts receivable in the accompanying consolidated financial statements related to charity care.

The cost of providing charity care during the years ended December 31, 2012, 2011 and 2010, was $8.4 million, $7.3 million and $7.2 million, respectively.  The cost of charity care is calculated by taking the ratio of charity care days to total days of care and multiplying by total cost of care.

Sales Tax

SALES TAX

The Roto-Rooter segment collects sales tax from customers when required by state and federal laws.  We record the amount of sales tax collected net in the accompanying consolidated statement of income.

Guarantees

GUARANTEES

In the normal course of business, Roto-Rooter enters into various guarantees and indemnifications in our relationships with customers and others.  These arrangements include guarantees of services for periods ranging from one day to one year and product satisfaction guarantees.  Prior to 2012, our technicians were financially responsible for servicing guarantees and warranty claims.  During 2012, Roto-Rooter modified its technician compensation program and the Company began assuming financial responsibility for service guarantees and warranty claims.  At December 31, 2012 our accrual for such claims was $361,000.

Operating Expenses

OPERATING EXPENSES

Cost of services provided and goods sold (excluding depreciation) includes salaries, wages and benefits of service providers and field personnel, material costs, medical supplies and equipment, pharmaceuticals, insurance costs, service vehicle costs and other expenses directly related to providing service revenues or generating sales.  Selling, general and administrative expenses include salaries, wages, stock option expense and benefits of selling, marketing and administrative employees, advertising expenses, communications and branch telephone expenses, office rent and operating costs, legal, banking and professional fees and other administrative costs.  The cost associated with VITAS sales personnel is included in cost of services provided and goods sold (excluding depreciation).

Advertising

ADVERTISING

We expense the production costs of advertising the first time the advertising takes place.  The costs of telephone directory listings are expensed when the directories are placed in circulation.  These directories are generally in circulation for approximately one year, at which point they are typically replaced by the publisher with a new directory.  We generally pay for directory placement assuming it is in circulation for one year.  If the directory is in circulation for less than or greater than one year, we receive a credit or additional billing, as necessary.  We do not control the timing of when a new directory is placed in circulation.  Advertising expense for the year ended December 31, 2012, was $29.2 million (2011 – $27.2 million; 2010 - $27.7 million).

Computation Of Earnings Per Share

COMPUTATION OF EARNINGS PER SHARE

Earnings per share are computed using the weighted average number of shares of capital stock outstanding.  Diluted earnings per share reflect the dilutive impact of our outstanding stock options and nonvested stock awards.  Stock options whose exercise price is greater than the average market price of our stock are excluded from the computation of diluted earnings per share.

Stock-Based Compensation Plans

STOCK-BASED COMPENSATION PLANS

Stock-based compensation cost is measured at the grant date, based on the fair value of the award and recognized as expense over the employee’s requisite service period on a straight-line basis.

Insurance Accruals

INSURANCE ACCRUALS

For our Roto-Rooter segment and Corporate Office, we self-insure for all casualty insurance claims (workers’ compensation, auto liability and general liability).  As a result, we closely monitor and frequently evaluate our historical claims experience to estimate the appropriate level of accrual for self-insured claims.  Our third-party administrator (“TPA”) processes and reviews claims on a monthly basis.  Currently, our exposure on any single claim is capped at $750,000.  In developing our estimates, we accumulate historical claims data for the previous 10 years to calculate loss development factors (“LDF”) by insurance coverage type.  LDFs are applied to known claims to estimate the ultimate potential liability for known and unknown claims for each open policy year.  LDFs are updated annually.  Because this methodology relies heavily on historical claims data, the key risk is whether the historical claims are an accurate predictor of future claims exposure.  The risk also exists that certain claims have been incurred and not reported on a timely basis.  To mitigate these risks, in conjunction with our TPA, we closely monitor claims to ensure timely accumulation of data and compare claims trends with the industry experience of our TPA.

For the VITAS segment, we self-insure for workers’ compensation claims.  Currently, VITAS’ exposure on any single claim is capped at $1,000,000. For VITAS’ self-insurance accruals for workers’ compensation, the valuation methods used are similar to those used internally for our other business units.

Our casualty insurance liabilities are recorded gross before any estimated recovery for amounts exceeding our stop loss limits.  Estimated recoveries from insurance carriers are recorded as accounts receivable.

Taxes On Income

TAXES ON INCOME

Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carry-forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amount of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in our opinion, it is more likely than not that some portion or all of the deferred tax assets will not be realized due to insufficient taxable income within the carryback or carryforward period available under the tax laws. Deferred tax assets and liabilities are adjusted for the effects of changes in laws and rates on the date of enactment.

We are subject to income taxes in Canada, U.S. federal and most state jurisdictions.  Significant judgment is required to determine our provision for income taxes.  Our financial statements reflect expected future tax consequences of such uncertain positions assuming the taxing authorities’ full knowledge of the position and all relevant facts.

Contingencies

CONTINGENCIES

            As discussed in Note 18, we are subject to various lawsuits and claims in the normal course of our business.  In addition, we periodically receive communications from governmental and regulatory agencies concerning compliance with Medicare and Medicaid billing requirements at our VITAS subsidiary.  We establish reserves for specific, uninsured liabilities in connection with regulatory and legal action that we deem to be probable and estimable.  We record legal fees associated with legal and regulatory actions as the costs are incurred.  We disclose material loss contingencies that are probable but not reasonably estimable and those that are at least reasonably possible.

Estimates

ESTIMATES

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.  Disclosures of aftertax expenses and adjustments are based on estimates of the effective income tax rates for the applicable segments.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Weighted Average Lives Of Property And Equipment

Buildings and building improvements	9.4	yrs.
Transportation equipment	14.1
Machinery and equipment	5.5
Computer software	4.1
Furniture and fixtures	4.7

Weighted Average Lives Of Identifiable, Definite-Lived Intangible Assets

Covenants not to compete	6.4	yrs.
Reaquired franchise rights	6.6
Referral networks	10.0
Customer lists	13.3

Hospice Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2012
Hospice Revenue Recognition [Abstract]
Schedule Of Allowance For Doubtful Accounts

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2010	$6,968	$2,804	$1,223	$806	$11,801
Bad debt provision	315	4,323	2,245	172	7,055
Write-offs	(2,368)	(4,030)	(1,915)	(1,282)	(9,595)
Other/Contractual adjustments	2	-	16	724	742
Ending Balance December 31, 2011	4,917	3,097	1,569	420	10,003
Bad debt provision	1,393	4,794	2,034	(12)	8,209
Write-offs	(2,496)	(3,787)	(2,956)	(760)	(9,999)
Other/Contractual adjustments	397	130	542	205	1,274
Ending Balance December 31, 2012	$4,211	$4,234	$1,189	$(147)	$9,487

Medicare Cap Liability

	2012	2011
Beginning Balance January 1,	$ 2,965	$ 1,371
2013 measurement period	874	-
2012 measurement period	(2,578)	2,578
2011 measurement period	-	(786)
Other	-	(198)
Ending Balance December 31,	$ 1,261	$ 2,965

Long-Term Debt And Lines Of Credit (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt And Lines Of Credit [Abstract]
Debt Amounts Included In Consolidated Balance Sheet

	December 31,
	2012	2011
Principal amount of convertible debentures	$ 186,956	$ 186,956
Unamortized debt discount	(12,066)	(20,172)
Carrying amount of convertible debentures	$ 174,890	$ 166,784
Additional paid in capital (net of tax)	$ 31,310	$ 31,310

Interest Expense Included In Consolidated Income Statement

	December 31,
	2012	2011	2010
Cash interest expense	$ 5,352	$ 5,175	$ 4,224
Non-cash amortization of debt discount	8,106	7,576	7,081
Amortization of debt costs	1,265	1,137	654
Total interest expense	$ 14,723	$ 13,888	$ 11,959

Interest Paid During Period

2012	$5,547
2011	4,754
2010	4,113

Financial Debt Covenants

Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj.
EBITDA)	< 3.50 to 1.00	1.07 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash
Flow/Consolidated Fixed Charges	> 1.50 to 1.00	2.20 to 1.00

Annual Operating Lease Commitment	< $30.0 million	$20.2 million

Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation Plans [Abstract]
Schedule Of Total Stock Option And Award Activity

	Stock Options				Stock Awards
		Weighted Average		Aggregate		Weighted
			Remaining	Intrinsic		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date
	Options	Price	Life (Years)	(thousands)	Shares	Price
Outstanding at January 1, 2012	2,638,523	$52.44			215,123	$55.25
Granted	442,350	63.36			103,172	41.49
Exercised/Vested	(607,784)	39.98			(49,003)	53.25
Canceled/ Forfeited	(11,634)	66.27			-	-
Outstanding at December 31, 2012	2,461,455	57.41	6.5	$25,777	269,292	50.34

Vested and expected to vest at December 31, 2012	2,459,031	57.42	6.5	25,741	n.a.	n.a.
Exercisable at December 31, 2012	1,514,211	54.45	5.2	20,366	n.a.	n.a.

Schedule Of Valuation Assumptions

	2012	2011	2010

Stock price on date of issuance	$ 63.36	$ 65.17	$ 52.76
Grant date fair value per share	$ 15.98	$ 19.08	$ 15.21
Number of options granted	442,350	513,100	515,100
Expected term (years)	4.9	4.9	5.1
Risk free rate of return	0.89%	2.35%	2.43%
Volatility	30.80%	32.80%	33.50%
Dividend yield	1.0%	1.0%	1.5%
Forfeiture rate	-	-	1.6%

Schedule Of Other Data For Stock Option And Stock Award Activity

	Years Ended December 31,
	2012	2011	2010

Total compensation cost of stock-based compensation
plans charged against income	$11,975	$14,237	$14,961
Total income tax benefit recognized in income for stock
based compensation plans	4,401	5,232	5,499
Total intrinsic value of stock options exercised	15,671	12,925	10,096
Total intrinsic value of stock awards vested during the period	2,786	3,757	8,437
Per-share weighted averaged grant-date fair value of
stock awards granted	41.49	64.74	57.13

Schedule Of Other Data For Stock Options And Stock Awards

	Stock	Stock
	Options	Awards
Total unrecognized compensation related to nonvested options and awards at end of year	$9,059	$6,431
Weighted average period over which unrecognized compensation cost of nonvested options
and awards to be recognized (years)	1.6	1.9
Actual income tax benefit realized from options exercised during the year	$5,770	n.a.

Segments And Nature Of The Business (Tables)	12 Months Ended
Dec. 31, 2012
Segments And Nature Of The Business [Abstract]
Service Revenues And Sales And After-Tax Earnings By Business Segment

	For the Years Ended December 31,
	2012	2011	2010
Revenues by Type of Service
VITAS
Routine homecare	$778,776	$718,658	$666,562
Continuous care	172,063	158,466	153,050
General inpatient	114,494	110,742	105,588
Medicare cap	1,704	(1,594)	610
Total segment	1,067,037	986,272	925,810
Roto-Rooter
Sewer and drain cleaning	138,500	138,932	135,704
Plumbing repair and maintenance	172,310	177,363	168,625
Independent contractors	28,522	26,711	22,943
HVAC repair and maintenance	1,109	3,410	4,183
Other products and services	22,565	23,282	23,280
Total segment	363,006	369,698	354,735
Total service revenues and sales	$1,430,043	$1,355,970	$1,280,545
Aftertax Segment Earnings/(Loss)
VITAS	$86,577	$80,358	$79,796
Roto-Rooter	30,905	34,879	31,678
Total	117,482	115,237	111,474
Corporate	(28,178)	(29,258)	(29,643)
Net income	$89,304	$85,979	$81,831
Interest Income
VITAS	$3,883	$4,293	$4,852
Roto-Rooter	1,647	2,176	2,661
Total	5,530	6,469	7,513
Corporate	76	91	175
Intercompany eliminations	(4,797)	(6,134)	(7,244)
Total interest income	$809	$426	$444
Interest Expense
VITAS	$233	$229	$131
Roto-Rooter	433	358	233
Total	666	587	364
Corporate	14,057	13,301	11,595
Total interest expense	$14,723	$13,888	$11,959
Income Tax Provision
VITAS	$53,092	$48,835	$48,601
Roto-Rooter	18,770	21,353	19,547
Total	71,862	70,188	68,148
Corporate	(15,347)	(15,611)	(16,148)
Total income tax provision	$56,515	$54,577	$52,000
Identifiable Assets
VITAS	$519,555	$504,677	$531,247
Roto-Rooter	224,735	212,234	205,601
Total	744,290	716,911	736,848
Corporate	115,336	78,994	93,313
Total identifiable assets	$859,626	$795,905	$830,161
Additions to Long-Lived Assets
VITAS	$24,735	$24,298	$17,492
Roto-Rooter	16,132	9,426	18,035
Total	40,867	33,724	35,527
Corporate	285	72	18
Total additions to long-lived assets	$41,152	$33,796	$35,545

	For the Years Ended December 31,
	2012	2011	2010
Depreciation and Amortization
VITAS	$19,043	$18,480	$18,900
Roto-Rooter	9,029	8,729	8,289
Total	28,072	27,209	27,189
Corporate	2,449	2,290	1,854
Total depreciation and amortization	$30,521	$29,499	$29,043

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets

2013	$1,516
2014	536
2015	306
2016	265
2017	123
Thereafter	276

Schedule Of Intangible Assets

	Gross	Accumulated	Net Book
	Asset	Amortization	Value
December 31, 2012
Referral networks	$21,729	$(19,884)	$1,845
Covenants not to compete	9,446	(8,974)	472
Customer lists	1,224	(1,146)	78
Reaquired franchise rights	1,037	(410)	627
Subtotal - definite-lived intangibles	33,436	(30,414)	3,022
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	2,705	-	2,705
Total	$87,591	$(30,414)	$57,177

December 31, 2011
Referral networks	$21,729	$(18,647)	$3,082
Covenants not to compete	9,286	(8,885)	401
Customer lists	1,222	(1,118)	104
Reaquired franchise rights	974	(254)	720
Subtotal - definite-lived intangibles	33,211	(28,904)	4,307
VITAS trade name	51,300	-	51,300
Operating licenses	2,655	-	2,655
Total	$87,166	$(28,904)	$58,262

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
VITAS Segment During 2012 [Member]
Business Acquisition, Purchase Price Allocation

Identifiable intangible assets	$373
Goodwill	5,094
Other assets and liabilities - net	433
$5,900

VITAS Segment During 2011 [Member]
Business Acquisition, Purchase Price Allocation

Working capital	$382
Identifiable intangible assets	951
Goodwill	2,320
Other assets and liabilities - net	11
$3,664

Roto-Rooter [Member]
Business Acquisition, Purchase Price Allocation

Working capital	$268
Identifiable intangible assets	589
Goodwill	8,225
Other assets and liabilities - net	387
$9,469

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Schedule Of Estimated Timing Of Payments Of Liabilities

2013	$826
2014	300
Thereafter	601
$1,727

Other Income-Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Income-Net [Abstract]
Schedule Of Other Income (Expense) Net From Continuing Operations

	For the Years Ended December 31,
	2012	2011	2010
Market value gains related to deferred
compensation trusts	$3,499	$799	$2,210
Loss on disposal of property and equipment	(347)	(441)	(425)
Interest income	809	426	444
Other - net	162	(67)	39
Total other income	$4,123	$717	$2,268

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	For the Years Ended December 31,
	2012	2011	2010
Continuing Operations:
Current
U.S. federal	$51,467	$40,762	$46,789
U.S. state and local	7,813	5,961	6,981
Foreign	386	612	639
Deferred
U.S. federal, state and local	(3,271)	7,227	(2,418)
Foreign	120	15	9
Total	$56,515	$54,577	$52,000

Schedule Of Temporary Differences That Give Rise To Deferred Tax Assets (Liabilities)

	December 31,
	2012	2011
Accrued liabilities	$32,772	$27,687
Stock compensation expense	12,713	12,200
Allowance for uncollectible accounts receivable	1,510	1,905
State net operating loss carryforwards	1,461	1,633
Other	3,155	2,845
Deferred income tax assets	51,611	46,270
Amortization of intangible assets	(44,201)	(42,192)
Accelerated tax depreciation	(16,536)	(16,322)
Revenue recognition	(812)	(1,684)
Currents assets	(1,600)	(1,315)
Other	(2,428)	(1,530)
Deferred income tax liabilities	(65,577)	(63,043)
Net deferred income tax liabilities	$(13,966)	$(16,773)

Schedule Of Significant Changes To Unrecognized Tax Benefits

	2012	2011	2010
Balance at January 1,	$2,612	$704	$1,010
Unrecognized tax benefits due to positions taken in current year	219	2,038	119
Decrease due to expiration of statute of limitations	(185)	(130)	(425)
Balance at December 31,	$2,646	$2,612	$704

Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate

	For the Years Ended December 31,
	2012	2011	2010

Income tax provision calculated using the statutory rate of 35%	$51,037	$49,195	$46,841
State and local income taxes, less federal income tax effect	4,601	4,733	4,509
Nondeductible expenses	1,137	1,062	976
Other --net	(260)	(413)	(326)
Income tax provision	$56,515	$54,577	$52,000
Effective tax rate	38.8%	38.8%	38.9%

Schedule Of Income Taxes Paid

2012	$53,436
2011	44,343
2010	49,532

Properties And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Properties And Equipment [Abstract]
Schedule Of Properties And Equipment

	December 31,
	2012	2011
Land	$1,363	$1,360
Buildings	47,831	40,424
Transportation equipment	20,165	19,412
Machinery and equipment	69,299	62,467
Computer software	47,184	44,805
Furniture and fixtures	68,394	58,317
Projects under development	2,305	2,875
Total properties and equipment	256,541	229,660
Less accumulated depreciation	(164,607)	(146,709)
Net properties and equipment	$91,934	$82,951

Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Lease Arrangements [Abstract]
Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases

2013	$21,089
2014	16,505
2015	13,518
2016	8,917
2017	3,007
Thereafter	1,290
Total minimum rental payments	$64,326

Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations

	For the Years Ended December 31,
	2012	2011	2010
Total rental payments	$23,646	$22,199	$21,777
Less sublease rentals	(103)	(170)	(237)
Net rental expense	$23,543	$22,029	$21,540

Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Schedule Of Expenses For Pension, Profit-Sharing Plans, Excess Benefit Plans And Other Similar Plans

For the Years Ended December 31,
2012	2011	2010

$11,376	$9,408	$11,444

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings And Diluted Earnings Per Share

For the Years Ended December 31,		Net Income	Shares	Earnings per Share
2012
	Earnings	$89,304	18,924	$4.72
	Dilutive stock options	-	316
	Nonvested stock awards	-	99
	Diluted earnings	$89,304	19,339	$4.62

2011
	Earnings	$85,979	20,523	$4.19
	Dilutive stock options	-	335
	Nonvested stock awards	-	87
	Diluted earnings	$85,979	20,945	$4.10

2010
	Earnings	$81,831	22,587	$3.62
	Dilutive stock options	-	348
	Nonvested stock awards	-	96
	Diluted earnings	$81,831	23,031	$3.55

Changes In Stock Price Impact On Number Of Diluted Earnings Per Share And Issuable Upon Conversion Of Notes

Share Price	Shares Underlying 1.875% Convertible Notes	Warrant Shares	Total Treasury Method Incremental Shares (a)	Shares Due to the Company under Notes Hedges	Incremental Shares Issued by the Company upon Conversion (b)
$80.73	49,146	-	49,146	(52,575)	(3,429)
$90.73	304,389	-	304,389	(325,626)	(21,237)
$100.73	508,953	-	508,953	(544,463)	(35,510)
$110.73	676,569	120,866	797,435	(723,773)	73,662
$120.73	816,418	320,411	1,136,829	(873,379)	263,450
$130.73	934,871	489,428	1,424,299	(1,000,098)	424,201

a) Represents the number of incremental shares that must be included in the calculation of fully diluted shares under U.S. GAAP.
b) Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Carrying Value, Fair Value And Hierarchy Of Financial Instruments

The following shows the carrying value, fair value and the hierarchy for our financial instruments as of

December 31, 2012 (in thousands):

		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments of deferred compensation plans held in trust	$36,089	$36,089	$-	$-
Long-term debt	174,890	197,874	-	-

The following shows the carrying value, fair value and the hierarchy for our financial instruments as of

December 31, 2011 (in thousands):

		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments of deferred compensation plans held in trust	$31,629	$31,629	$-	$-
Long-term debt	166,784	175,755	-	-

Loans Receivable From Independent Contractors (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable From Independent Contractors [Abstract]
Schedule Of Independent Contractors

	For the Years Ended December 31,
	2012	2011	2010

Revenues	$28,522	$26,711	$22,943
Pretax profits	14,790	13,320	10,695

Capital Stock Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Capital Stock Transactions [Abstract]
Schedule Of Capital Stock Repurchases

	For the Years Ended December 31,
	2012	2011	2010

Shares repurchased	932,706	2,602,513	1,648,047
Weighted average price per share	$64.87	$55.28	$63.14

Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Guarantor Subsidiaries [Abstract]
Schedule Of Guarantor Subsidiaries - Balance Sheet

December 31, 2012	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$ 56,342	$ 4,674	$ 8,515	$ -	$ 69,531
Accounts receivable, including intercompany	925	427,341	889	(335,822)	93,333
Inventories	-	6,505	553	-	7,058
Current deferred income taxes	-	14,633	173	(1,147)	13,659
Prepaid income taxes	4,043	-	-	(1,400)	2,643
Prepaid expenses	564	10,656	227	-	11,447
Total current assets	61,874	463,809	10,357	(338,369)	197,671
Investments of deferred compensation plans	-	-	36,089	-	36,089
Properties and equipment, at cost less accumulated depreciation	10,984	78,236	2,714	-	91,934
Identifiable intangible assets less accumulated amortization	-	57,177	-	-	57,177
Goodwill	-	461,277	4,555	-	465,832
Other assets	19,025	2,005	13,797	(23,904)	10,923
Investments in subsidiaries	874,692	24,298	-	(898,990)	-
Total assets	$ 966,575	$ 1,086,802	$ 67,512	$ (1,261,263)	$ 859,626
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable, including intercompany	$ 325,916	$ 53,934	$ 4,444	$ (335,822)	$ 48,472
Income taxes	1,019	3,816	1,503	(1,400)	4,938
Accrued insurance	1,339	39,315	-	-	40,654
Accrued compensation	4,119	40,891	447	-	45,457
Other current liabilities	2,786	13,903	1,759	(1,147)	17,301
Total current liabilities	335,179	151,859	8,153	(338,369)	156,822
Deferred income taxes	-	51,566	-	(23,904)	27,662
Long-term debt	174,890	-	-	-	174,890
Deferred compensation liabilities	-	-	35,599	-	35,599
Other liabilities	3,215	7,352	795	-	11,362
Stockholders' equity	453,291	876,025	22,965	(898,990)	453,291
Total liabilities and stockholders' equity	$ 966,575	$ 1,086,802	$ 67,512	$ (1,261,263)	$ 859,626
December 31, 2011	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$ 32,470	$ (1,422)	$ 7,033	$ -	$ 38,081
Accounts receivable, including intercompany	606	350,229	502	(273,413)	77,924
Inventories	-	8,032	636	-	8,668
Current deferred income taxes	-	13,059	131	(650)	12,540
Prepaid income taxes	2,501	2,186	718	(3,274)	2,131
Prepaid expenses	503	10,757	149	-	11,409
Total current assets	36,080	382,841	9,169	(277,337)	150,753
Investments of deferred compensation plans	-	-	31,629	-	31,629
Properties and equipment, at cost less accumulated depreciation	11,641	68,755	2,555	-	82,951
Identifiable intangible assets less accumulated amortization	-	58,262	-	-	58,262
Goodwill	-	456,183	4,450	-	460,633
Other assets	19,946	1,552	12,317	(22,138)	11,677
Investments in subsidiaries	793,277	21,148	-	(814,425)	-
Total assets	$ 860,944	$ 988,741	$ 60,120	$ (1,113,900)	$ 795,905
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable, including intercompany	$ 268,359	$ 48,490	$ 4,789	$ (273,413)	$ 48,225
Income taxes	2,615	497	252	(3,274)	90
Accrued insurance	489	36,658	-	-	37,147
Accrued compensation	3,828	36,655	604	-	41,087
Other current liabilities	2,369	15,728	1,404	(650)	18,851
Total current liabilities	277,660	138,028	7,049	(277,337)	145,400
Deferred income taxes	-	51,601	-	(22,138)	29,463
Long-term debt	166,784	-	-	-	166,784
Deferred compensation liabilities	-	-	30,693	-	30,693
Other liabilities	2,816	4,630	2,435	-	9,881
Stockholders' equity	413,684	794,482	19,943	(814,425)	413,684
Total liabilities and stockholders' equity	$ 860,944	$ 988,741	$ 60,120	$ (1,113,900)	$ 795,905

Schedule Of Guarantor Subsidiaries - Income Statement

For the year ended December 31, 2012		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$ -	$ 1,400,561	$ 29,482	$ -	$ 1,430,043
Cost of services provided and goods sold	-	1,017,001	16,320	-	1,033,321
Selling, general and administrative expenses	22,618	175,166	10,872	-	208,656
Depreciation	942	24,179	888	-	26,009
Amortization	1,924	2,588	-	-	4,512
Other operating expenses	-	1,126	-	-	1,126
Total costs and expenses	25,484	1,220,060	28,080	-	1,273,624
Income/(loss) from operations	(25,484)	180,501	1,402	-	156,419
Interest expense	(13,999)	(666)	(58)	-	(14,723)
Other (expense)/income - net	17,626	(16,992)	3,489	-	4,123
Income/(loss) before income taxes	(21,857)	162,843	4,833	-	145,819
Income tax (provision)/benefit	7,001	(61,794)	(1,722)	-	(56,515)
Equity in net income of subsidiaries	104,160	3,190	-	(107,350)	-
Net income	$ 89,304	$ 104,239	$ 3,111	$ (107,350)	$ 89,304

For the year ended December 31, 2011		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$ -	$ 1,328,425	$ 27,545	$ -	$ 1,355,970
Cost of services provided and goods sold	-	955,628	14,856	-	970,484
Selling, general and administrative expenses	21,895	172,368	7,997	-	202,260
Depreciation	945	23,496	806	-	25,247
Amortization	1,756	2,496	-	-	4,252
Total costs and expenses	24,596	1,153,988	23,659	-	1,202,243
Income/(loss) from operations	(24,596)	174,437	3,886	-	153,727
Interest expense	(13,177)	(587)	(124)	-	(13,888)
Other (expense)/income - net	16,507	(16,591)	801	-	717
Income/(loss) before income taxes	(21,266)	157,259	4,563	-	140,556
Income tax (provision)/benefit	6,564	(59,407)	(1,734)	-	(54,577)
Equity in net income of subsidiaries	100,681	3,001	-	(103,682)	-
Net income	$ 85,979	$ 100,853	$ 2,829	$ (103,682)	$ 85,979

For the year ended December 31, 2010		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$ -	$ 1,254,856	$ 25,689	$ -	$ 1,280,545
Cost of services provided and goods sold	-	892,596	13,420	-	906,016
Selling, general and administrative expenses	23,262	170,223	8,479	-	201,964
Depreciation	860	22,732	794	-	24,386
Amortization	1,404	3,253	-	-	4,657
Total costs and expenses	25,526	1,088,804	22,693	-	1,137,023
Income/(loss) from operations	(25,526)	166,052	2,996	-	143,522
Interest expense	(11,596)	(363)	-	-	(11,959)
Other (expense)/income - net	15,520	(15,451)	2,199	-	2,268
Income/(loss) before income taxes	(21,602)	150,238	5,195	-	133,831
Income tax (provision)/benefit	6,859	(56,905)	(1,954)	-	(52,000)
Equity in net income of subsidiaries	96,574	3,308	-	(99,882)	-
Net income	$ 81,831	$ 96,641	$ 3,241	$ (99,882)	$ 81,831

Schedule Of Guarantor Subsidiaries - Statement Of Cash Flows

For the year ended December 31, 2012		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$ 5,267	$ 123,431	$ 3,070	$ 131,768
Cash Flow from Investing Activities:
Capital expenditures	(285)	(33,944)	(1,023)	(35,252)
Business combinations, net of cash acquired	-	(5,900)	-	(5,900)
Other sources/(uses) - net	178	312	(22)	468
Net cash used by investing activities	(107)	(39,532)	(1,045)	(40,684)
Cash Flow from Financing Activities:
Purchases of treasury stock	(64,606)	-	(116)	(64,722)
Dividends paid to shareholders	(13,026)	-	-	(13,026)
Proceeds from exercise of stock options	12,310	-	-	12,310
Realized excess tax benefit on share based compensation	3,435	-	-	3,435
Debt issuance costs	-	-	-	-
Change in cash overdrafts payable	(5,338)	7,262	-	1,924
Change in intercompany accounts	85,935	(85,065)	(870)	-
Other sources - net	2	-	443	445
Net cash provided/(used) by financing activities	18,712	(77,803)	(543)	(59,634)
Net increase in cash and cash equivalents	23,872	6,096	1,482	31,450
Cash and cash equivalents at beginning of year	32,470	(1,422)	7,033	38,081
Cash and cash equivalents at end of period	$ 56,342	$ 4,674	$ 8,515	$ 69,531
For the year ended December 31, 2011		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$ 12,444	$ 158,159	$ 3,740	$ 174,343
Cash Flow from Investing Activities:
Capital expenditures	(73)	(28,145)	(1,374)	(29,592)
Business combinations, net of cash acquired	-	(3,664)	-	(3,664)
Other sources/(uses) - net	(191)	(730)	63	(858)
Net cash used by investing activities	(264)	(32,539)	(1,311)	(34,114)
Cash Flow from Financing Activities:
Purchases of treasury stock	(147,791)	-	(95)	(147,886)
Dividends paid to shareholders	(12,538)	-	-	(12,538)
Proceeds from exercise of stock options	8,036	-	-	8,036
Realized excess tax benefit on share based compensation	3,854	-	-	3,854
Debt issuance costs	(2,657)	-	-	(2,657)
Change in cash overdrafts payable	9	(835)	-	(826)
Change in intercompany accounts	126,040	(124,636)	(1,404)	-
Other sources - net	13	-	(61)	(48)
Net cash used by financing activities	(25,034)	(125,471)	(1,560)	(152,065)
Net increase/(decrease) in cash and cash equivalents	(12,854)	149	869	(11,836)
Cash and cash equivalents at beginning of year	45,324	(1,571)	6,164	49,917
Cash and cash equivalents at end of period	$ 32,470	$ (1,422)	$ 7,033	$ 38,081
For the year ended December 31, 2010		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$ 2,862	$ 81,781	$ 1,369	$ 86,012
Cash Flow from Investing Activities:
Capital expenditures	(18)	(24,677)	(944)	(25,639)
Business combinations, net of cash acquired	-	(9,469)	-	(9,469)
Other sources/(uses) - net	(157)	(688)	253	(592)
Net cash used by investing activities	(175)	(34,834)	(691)	(35,700)
Cash Flow from Financing Activities:
Purchases of treasury stock	(109,326)	-	(4)	(109,330)
Dividends paid to shareholders	(11,881)	-	-	(11,881)
Proceeds from exercise of stock options	5,327	-	-	5,327
Realized excess tax benefit on share based compensation	3,357	-	-	3,357
Change in cash overdrafts payable	1,645	(2,226)	-	(581)
Change in intercompany accounts	44,135	(45,071)	936	-
Other sources - net	49	-	248	297
Net cash provided/(used) by financing activities	(66,694)	(47,297)	1,180	(112,811)
Net increase/(decrease) in cash and cash equivalents	(64,007)	(350)	1,858	(62,499)
Cash and cash equivalents at beginning of year	109,331	(1,221)	4,306	112,416
Cash and cash equivalents at end of period	$ 45,324	$ (1,571)	$ 6,164	$ 49,917

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 entity	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Number of wholly-owned subsidiaries	2
Concentration risk, percentage	90.00%	90.00%
Cost of providing charity care	$ 8,400,000	$ 7,300,000	$ 7,200,000
Guarantee and warranty claims accrual	361,000
Advertising expense in continuing operations	29,200,000	27,200,000	27,700,000
Historical claims data, period of time	10 years
Roto Rooter And Corporate Office [Member]
Summary Of Significant Accounting Policies [Line Items]
Exposure on single claim	750,000
VITAS [Member]
Summary Of Significant Accounting Policies [Line Items]
Unbilled revenue	457,000	720,000
Exposure on single claim	$ 1,000,000
Roto-Rooter [Member]
Summary Of Significant Accounting Policies [Line Items]
Percent of population serviced	90.00%
Roto-Rooter [Member] | Service Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	3.00%	3.00%	3.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of service guarantee	1 day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of service guarantee	1 year
Medicare [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	53.00%	51.00%
Medicaid [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	36.00%	34.00%
Medicare And Medicaid [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	80.00%

Summary Of Significant Accounting Policies (Schedule Of Weighted Average Lives Of Property And Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Building And Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	9 years 4 months 24 days
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	14 years 1 month 6 days
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	5 years 6 months
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	4 years 1 month 6 days
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	4 years 8 months 12 days

Summary Of Significant Accounting Policies (Weighted Average Lives Of Identifiable, Definite-Lived Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2012
Covenants Not To Compete [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets	6 years 4 months 24 days
Reacquired Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets	6 years 7 months 6 days
Referral Networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets	10 years
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets	13 years 3 months 18 days

Hospice Revenue Recognition (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Hospice Revenue Recognition [Abstract]
Benchmark percentage of the days in care reimbursement	20.00%

Hospice Revenue Recognition (Schedule Of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Bad debt provision	$ 9,111	$ 8,563	$ 9,078
VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	10,003	11,801
Bad debt provision	8,209	7,055
Write-offs	(9,999)	(9,595)
Other/Contractual adjustments	1,274	742
Ending Balance	9,487	10,003
VITAS [Member] | Medicare [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	4,917	6,968
Bad debt provision	1,393	315
Write-offs	(2,496)	(2,368)
Other/Contractual adjustments	397	2
Ending Balance	4,211	4,917
VITAS [Member] | Medicaid [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	3,097	2,804
Bad debt provision	4,794	4,323
Write-offs	(3,787)	(4,030)
Other/Contractual adjustments	130
Ending Balance	4,234	3,097
VITAS [Member] | Commercial [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	1,569	1,223
Bad debt provision	2,034	2,245
Write-offs	(2,956)	(1,915)
Other/Contractual adjustments	542	16
Ending Balance	1,189	1,569
VITAS [Member] | Other [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	420	806
Bad debt provision	(12)	172
Write-offs	(760)	(1,282)
Other/Contractual adjustments	205	724
Ending Balance	$ (147)	$ 420

Hospice Revenue Recognition (Medicare Cap Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Hospice Revenue Recognition [Abstract]
Beginning balance January 1,	$ 2,965	$ 1,371
2013 measurement period	874
2012 measurement period	(2,578)	2,578
2011 measurement period		(786)
Other		(198)
Ending balance December 31,	$ 1,261	$ 2,965

Long-Term Debt And Lines Of Credit (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	May 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Jan. 18, 2013 2013 Credit Agreement [Member]	Dec. 31, 2012 2011 Credit Agreement [Member]	Dec. 31, 2012 Change In Conversion Rate [Member]
Long Term Debt And Lones Of Credit [Line Items]
Long-term debt		$ 174,890,000	$ 166,784,000	$ 174,890,000	$ 166,784,000
Revolving credit facility period, years						5 years	5 years
Revolving credit facility						350,000,000	350,000,000
Interest rate spread over LIBOR						1.25%	1.75%
Revolving credit facility, interest rate description						LIBOR plus 125 basis points	LIBOR plus 175 basis points
Revolving credity facility, interest rate at period end							2.02%
Line of credit expansion feature						150,000,000	150,000,000
Senior convertible notes issued	200,000,000
Notes issued price per note	1,000
Underwriting fees per note	27.5
Initial conversion rate of shares		12.3874						12.6498
Principal amount of notes		1,000
Initial conversion price, per share		$ 80.73						$ 79.05
Net proceeds from sale of notes	194,000,000
Notes, maturity date		May 15, 2014
Aggregate principal amount of the notes		25.00%
Minimum dividend payment required for the adjustment of the conversion rate		$ 0.06
Purchased call options of capital stock		2,477,000
Warrants to purchase of capital stock		2,477,000
Warrants exercise price		$ 105.44
Net cost for purchased call option and sold warrants transactions		27,300,000
Effective rate on Notes after adoption of standard		6.88%
Average interest rate for long-term debt		1.90%	1.90%
Letters of credit issued		29,200,000
Unused lines of credit		$ 320,800,000

Long-Term Debt And Lines Of Credit (Debt Amounts Included In Consolidated Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt And Lines Of Credit [Abstract]
Principal amount of convertible debentures	$ 186,956	$ 186,956
Unamortized debt discount	(12,066)	(20,172)
Carrying amount of convertible debentures	174,890	166,784
Additional paid in capital (net of tax)	$ 31,310	$ 31,310

Long-Term Debt And Lines Of Credit (Interest Expense Included In Consolidated Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt And Lines Of Credit [Abstract]
Cash interest expense	$ 5,352	$ 5,175	$ 4,224
Non-cash amortization of debt discount	8,106	7,576	7,081
Amortization of debt costs	1,265	1,137	654
Total interest expense	$ 14,723	$ 13,888	$ 11,959

Long-Term Debt And Lines Of Credit (Interest Paid During Period) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt And Lines Of Credit [Abstract]
Interest paid	$ 5,547	$ 4,754	$ 4,113

Long-Term Debt And Lines Of Credit (Financial Debt Covenants) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Chemed [Member]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA)	1.07
Fixed Charge Coverage Ratio Consolidated Free Cash Flow Consolidated Fixed Charges	2.2
Annual Operating Lease Commitment	$ 20.2
Maximum [Member] | Requirement [Member]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA)	3.5
Annual Operating Lease Commitment	$ 30
Minimum [Member] | Requirement [Member]
Fixed Charge Coverage Ratio Consolidated Free Cash Flow Consolidated Fixed Charges	1.5

Stock-Based Compensation Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 Outside Directors [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Maximum [Member]	Feb. 29, 2012 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member] Minimum [Member]	Dec. 31, 2012 Restricted Stock [Member] Maximum [Member]	Nov. 30, 2012 Performance Based Stock Price Target [Member] LTIP [Member]	Nov. 30, 2012 Performance Based Stock Price Target [Member] Minimum [Member] LTIP [Member]	Nov. 30, 2012 Performance Based Stock Price Target [Member] Maximum [Member] LTIP [Member]	Nov. 30, 2012 Performance Based EBITDA Target [Member] LTIP [Member]	Feb. 28, 2011 Time Based [Member] LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans	6
Number of shares available to grant under all plans	8,450,000
Shares approved to grant					500,000						58,515
Number of shares available to grant under latest added plan	1,750,000
Number of shares granted for the period				8,688				35,969
Stock authorized for stock based compensation														62,475	42,000
Stock granted during period	442,350	513,100	515,100
Shares vesting period						3 years			3 years	4 years					4 years
Shares contractual life						10 years	10 years
Historical volatility rate assumption	30.80%	32.80%	33.50%								32.40%
Risk free interest rate assumption	0.89%	2.35%	2.43%								0.18%
Cumulative compensation expense	$ 11,975	$ 14,237	$ 14,961								$ 1,500				$ 2,700
Service periods												6 months 15 days	8 months 23 days

Stock-Based Compensation Plans (Schedule Of Total Stock Option And Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation Plans [Abstract]
Stock options,Number of Shares , Outstanding at January 1,2011	2,638,523
Stock Options, Number of Shares, Granted	442,350	513,100	515,100
Stock Options, Number of Options, Exercised/Vested	(607,784)
Stock Options, Number of Options, Canceled/Forfeited	(11,634)
Stock options,Number of Shares , Outstanding at December 31, 2012	2,461,455	2,638,523
Stock Options, Number of Shares, Vested at December 31, 2012	2,459,031
Stock Options, Number of Options, Exercisable at December 31, 2012	1,514,211
Stock Options,Weighted Average Exercise Price, Outstanding at January 1,2011	$ 52.44
Stock Options, Weighted Average Exercise Price, Granted	$ 63.36
Stock Options, Weighted Average Exercise Price, Exercised/Vested	$ 39.98
Stock Options, Weighted Average Exercise Price, Canceled/Forfeited	$ 66.27
Stock Options,Weighted Average Exercise Price, Outstanding at December 31, 2012	$ 57.41	$ 52.44
Stock Options, Weighted Average Exercise Price, Vested at December 31,2011	$ 57.42
Stock Options, Weighted Average Exercise Price, Exercisable at December 31, 2012	$ 54.45
Stock Options, Weighted Average Remaining Contractual Life, Outstanding at December 31, 2012	6 years 6 months
Stock Options, Weighted Average Remaining Contractual Life, Vested and Expected to Vest at December 31, 2012	6 years 6 months
Stock Options, Weighted Average Remaining Contractual Life, Exercisable at December 31, 2012	5 years 2 months 12 days
Stock Options, Aggregate Intrinsic Value, Outstanding at December 31, 2012	$ 25,777
Stock Options, Aggregate Intrinsic Value, Vested and Expected to Vest at December 31, 2012	25,741
Stock Options, Aggregate Intrinsic Value, Exercisable at December 31, 2012	$ 20,366
Stock Awards, Number of Shares, Outstanding at January 1, 2011	215,123
Stock Awards, Number of Shares, Granted	103,172
Stock Awards, Number of Shares, Exercised/Vested	(49,003)
Stock Awards, Number of Shares, Outstanding at December 31, 2012	269,292	215,123
Stock Awards, Weighted Average Grant-Date Price, Outstanding at January 1, 2011	$ 55.25
Stock Awards, Weighted Average Grant-Date Price, Granted	$ 41.49	$ 64.74	$ 57.13
Stock Awards, Weighted Average Grant-Date Price, Exercised/Vested	$ 53.25
Stock Awards, Weighted Average Grant-Date Price, Outstanding at December 31, 2012	$ 50.34	$ 55.25

Stock-Based Compensation Plans (Schedule Of Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation Plans [Abstract]
Stock price on date of issuance	$ 63.36	$ 65.17	$ 52.76
Grant date fair value per share	$ 15.98	$ 19.08	$ 15.21
Number of options granted	442,350	513,100	515,100
Expected term (years)	4 years 10 months 24 days	4 years 10 months 24 days	5 years 1 month 6 days
Risk free rate of return	0.89%	2.35%	2.43%
Volatility	30.80%	32.80%	33.50%
Dividend yield	1.00%	1.00%	1.50%
Forfeiture rate			1.60%

Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation Plans [Abstract]
Total compensation cost of stock-based compensation plans charged against income	$ 11,975	$ 14,237	$ 14,961
Total income tax benefit recognized in income for stock based compensation plans	4,401	5,232	5,499
Total intrinsic value of stock options exercised	15,671	12,925	10,096
Total intrinsic value of stock awards vested during the period	$ 2,786	$ 3,757	$ 8,437
Per-share weighted averaged grant-date fair value of stock awards granted	$ 41.49	$ 64.74	$ 57.13

Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Awards) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options and awards at end of year	$ 9,059
Weighted average period over which unrecognized compensation cost of nonvested options and awards to be recognized (years)	1 year 7 months 6 days
Actual income tax benefit realized from options exercised during the year	5,770
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options and awards at end of year	$ 6,431
Weighted average period over which unrecognized compensation cost of nonvested options and awards to be recognized (years)	1 year 10 months 24 days

Segments And Nature Of The Business (Service Revenues And Sales And After-Tax Earnings By Business Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales and service revenues	$ 1,430,043	$ 1,355,970	$ 1,280,545
Net income	89,304	85,979	81,831
Total interest income	809	426	444
Total interest expense	14,723	13,888	11,959
Total income tax provision	56,515	54,577	52,000
Assets	859,626	795,905	830,161
Total additions to long-lived assets	41,152	33,796	35,545
Total depreciation and amortization	30,521	29,499	29,043
VITAS [Member]
Segment Reporting Information [Line Items]
Percentage of revenue from Medicaid and Medicare programs	90.00%
Net income	86,577	80,358	79,796
Total interest income	3,883	4,293	4,852
Total interest expense	233	229	131
Total income tax provision	53,092	48,835	48,601
Assets	519,555	504,677	531,247
Total additions to long-lived assets	24,735	24,298	17,492
Total depreciation and amortization	19,043	18,480	18,900
Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net income	30,905	34,879	31,678
Total interest income	1,647	2,176	2,661
Total interest expense	433	358	233
Total income tax provision	18,770	21,353	19,547
Assets	224,735	212,234	205,601
Total additions to long-lived assets	16,132	9,426	18,035
Total depreciation and amortization	9,029	8,729	8,289
Corporate [Member]
Segment Reporting Information [Line Items]
Net income	(28,178)	(29,258)	(29,643)
Total interest income	76	91	175
Total interest expense	14,057	13,301	11,595
Total income tax provision	(15,347)	(15,611)	(16,148)
Assets	115,336	78,994	93,313
Total additions to long-lived assets	285	72	18
Total depreciation and amortization	2,449	2,290	1,854
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Total interest income	(4,797)	(6,134)	(7,244)
Routine Homecare [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	778,776	718,658	666,562
Continuous Care [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	172,063	158,466	153,050
General Inpatient [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	114,494	110,742	105,588
Medicare Cap [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	1,704	(1,594)	610
Sewer And Drain Cleaning [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	138,500	138,932	135,704
Plumbing Repair And Maintenance [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	172,310	177,363	168,625
Independent Contractors [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	28,522	26,711	22,943
HVAC Repair And Maintenance [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	1,109	3,410	4,183
Segment Total [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	1,067,037	986,272	925,810
Segment Total [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	363,006	369,698	354,735
Segment Total [Member] | VITAS And Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net income	117,482	115,237	111,474
Total interest income	5,530	6,469	7,513
Total interest expense	666	587	364
Total income tax provision	71,862	70,188	68,148
Assets	744,290	716,911	736,848
Total additions to long-lived assets	40,867	33,724	35,527
Total depreciation and amortization	28,072	27,209	27,189
Other Products And Services [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	$ 22,565	$ 23,282	$ 23,280
Sales [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Relative contribution of each segment to service revenues and sales (Percentage)	75.00%	73.00%
Sales [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Relative contribution of each segment to service revenues and sales (Percentage)	25.00%	27.00%

Intangible Assets (Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Abstract]
2013	$ 1,516,000
2014	536,000
2015	306,000
2016	265,000
2017	123,000
Thereafter	276,000
Amortization of definite-lived intangible assets	$ 1,500,000	$ 1,500,000	$ 2,100,000

Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	$ 87,591	$ 87,166
Accmulated Amortization	(30,414)	(28,904)
Net Book Value	57,177	58,262
Referral Networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	21,729	21,729
Accmulated Amortization	(19,884)	(18,647)
Net Book Value	1,845	3,082
Covenants Not To Compete [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	9,446	9,286
Accmulated Amortization	(8,974)	(8,885)
Net Book Value	472	401
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	1,224	1,222
Accmulated Amortization	(1,146)	(1,118)
Net Book Value	78	104
Reacquired Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	1,037	974
Accmulated Amortization	(410)	(254)
Net Book Value	627	720
Subtotal - Definite-Lived Intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	33,436	33,211
Accmulated Amortization	(30,414)	(28,904)
Net Book Value	3,022	4,307
VITAS Trade Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	51,300	51,300
Net Book Value	51,300	51,300
Operating Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	2,705	2,655
Net Book Value	2,705	2,655
Rapid Rooter Trade Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	150
Net Book Value	$ 150

Business Combinations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010 item	Apr. 29, 2011 item
Business Combinations [Abstract]
Number of locations in Alabama				3
Number of counties served				10
Number of businesses acquired	4		4
Business combinations, net of cash acquired	$ 5,900	$ 3,664	$ 9,469

Business Combinations (Business Acquisition, Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Apr. 29, 2011 Family Comfort Hospice [Member]	Apr. 29, 2012 Roto-Rooter [Member]	Dec. 31, 2010 Roto-Rooter [Member]
Business Acquisition [Line Items]
Working capital	$ 382		$ 268
Identifiable intangible assets	951	373	589
Goodwill	2,320	5,094	8,225
Other assets and liabilities - net	11	433	387
Assets total	$ 3,664	$ 5,900	$ 9,469

Discontinued Operations (Narrative) (Details) (DuBois [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimated liability for potential environmental cleanup and related costs from the sale	$ 1,700,000	$ 1,700,000
Discontinued operations, amount included in other current liabilities	826,000
Discontinued operations, amount included in other liabilities (long-term)	901,000
Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent liability for incurring additional environmental cleanup and related costs	$ 14,900,000

Discontinued Operations (Schedule Of Estimated Timing Of Payments Of Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Discontinued Operations [Abstract]
2013	$ 826
2014	300
Thereafter	601
Total estimated timing of payments of liabilities related to discontinued operations	$ 1,727

Cash Overdrafts And Cash Equivalents (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash overdrafts payable included in accounts payable	$ 12.2	$ 10.3
Cash equivalents	$ 56.6	$ 32.5
Cash equivalents weighted average rate of return	0.20%	0.10%
Maximum [Member]
Repurchase agreement period, days	10 days

Other Income-Net (Schedule Of Other Income (Expense) Net From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income-Net [Abstract]
Market value gains related to deferred compensation trusts	$ 3,499	$ 799	$ 2,210
Loss on disposal of property and equipment	(347)	(441)	(425)
Interest Income	809	426	444
Other - net	162	(67)	39
Total other income	$ 4,123	$ 717	$ 2,268

Income Taxes (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Income Taxes [Line Items]
Deferred income tax assets included in other asset	$ 37,000	$ 150,000
Net operating loss carryforwards	28,400,000	31,000,000
Net operating losses expiration date						2032	2013
Unrecognized tax benefits	2,646,000	2,612,000	704,000	1,010,000	1,300,000
Accrued interest payable related to uncertain tax positions	306,000	252,000
Provision for taxes on undistributed earnings of domestic subsidiaries	35,100,000
Additional taxes if interest in all businesses is sold rather than to effect a tax-free liquidation	$ 12,900,000

Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current, U.S. federal	$ 51,467	$ 40,762	$ 46,789
Current, U.S. state and local	7,813	5,961	6,981
Current, Foreign	386	612	639
Deferred, U.S. federal, state and local	(3,271)	7,227	(2,418)
Deferred, Foreign	120	15	9
Income taxes	$ 56,515	$ 54,577	$ 52,000

Income Taxes (Summary Of Temporary Differences That Give Rise To Deferred Tax Assets/ (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Accrued liabilities	$ 32,772	$ 27,687
Stock compensation expense	12,713	12,200
Allowance for uncollectible accounts receivable	1,510	1,905
State net operating loss carryforwards	1,461	1,633
Other	3,155	2,845
Deferred income tax assets	51,611	46,270
Amortization of intangible assets	(44,201)	(42,192)
Accelerated tax depreciation	(16,536)	(16,322)
Revenue recognition	(812)	(1,684)
Currents assets	(1,600)	(1,315)
Other	(2,428)	(1,530)
Deferred income tax liabilities	(65,577)	(63,043)
Net deferred income tax liabilities	$ (13,966)	$ (16,773)

Income Taxes (Schedule Of Significant Changes To Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007
Income Taxes [Abstract]
Balance at January 1,	$ 2,612	$ 704	$ 1,010	$ 1,300
Unrecognized tax benefits due to positions taken in current year	219	2,038	119
Decrease due to expiration of statute of limitations	(185)	(130)	(425)
Balance at December 31,	$ 2,646	$ 2,612	$ 704	$ 1,300

Income Taxes (Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income tax provision calculated using the statutory rate of 35%	$ 51,037	$ 49,195	$ 46,841
State and local income taxes, less federal income tax effect	4,601	4,733	4,509
Nondeductible expenses	1,137	1,062	976
Other --net	(260)	(413)	(326)
Income taxes	$ 56,515	$ 54,577	$ 52,000
Effective tax rate	38.80%	38.80%	38.90%
Statutory rate	35.00%

Income Taxes (Schedule Of Income Taxes Paid) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income taxes paid	$ 53,436	$ 44,343	$ 49,532

Properties And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Properties And Equipment [Abstract]
Net book value of computer software	$ 14.1	$ 15.4
Depreciation expense for computer software	$ 4.3	$ 5.6	$ 5.9

Properties And Equipment (Schedule Of Properties And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Properties And Equipment [Abstract]
Land	$ 1,363	$ 1,360
Buildings	47,831	40,424
Transportation equipment	20,165	19,412
Machinery and equipment	69,299	62,467
Computer software	47,184	44,805
Furniture and fixtures	68,394	58,317
Projects under development	2,305	2,875
Total properties and equipment	256,541	229,660
Less accumulated depreciation	(164,607)	(146,709)
Net properties and equipment	$ 91,934	$ 82,951

Lease Arrangements (Narrative) (Details) (Maximum [Member])	12 Months Ended
Dec. 31, 2012
Maximum [Member]
Operating Leased Assets [Line Items]
Lease arrangements, remaining terms of leases under operating lease, years	7 years

Lease Arrangements (Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Lease Arrangements [Abstract]
2013	$ 21,089
2014	16,505
2015	13,518
2016	8,917
2017	3,007
Thereafter	1,290
Total minimum rental payments	$ 64,326

Lease Arrangements (Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Arrangements [Abstract]
Total rental payments	$ 23,646	$ 22,199	$ 21,777
Less sublease rentals	(103)	(170)	(237)
Net rental expense	$ 23,543	$ 22,029	$ 21,540

Retirement Plans (Schedule Of Expenses For Pension, Profit-Sharing Plans, Excess Benefit Plans And Other Similar Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Abstract]
Defined contribution plans	$ 11,376,000	$ 9,408,000	$ 11,444,000
Number of treasury stock shares held	96,148	97,428
Treasury stock held value	$ 2,100,000	$ 2,000,000

Earnings Per Share (Earnings And Diluted Earnings Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings	$ 89,304,000	$ 85,979,000	$ 81,831,000
Earnings per share, basic	$ 4.72	$ 4.19	$ 3.62
Earnings per share, diluted	$ 4.62	$ 4.1	$ 3.55
Average number of shares outstanding, basic	18,924,000	20,523,000	22,587,000
Dilutive stock options	316,000	335,000	348,000
Nonvested stock awards	99,000	87,000	96,000
Average number of shares outstanding, diluted	19,339,000	20,945,000	23,031,000
Stock options excluded from computation of earnings per share	1,400,000	1,300,000	970,900
Issuance of Notes that may impact future diluted earnings per share	$ 200,000,000

Earnings Per Share (Changes In Stock Price On Impact Number Of Diluted Earnings Per Share And Issuable Upon Conversion Of Notes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
80.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 80.73
Conversion of stock, shares converted	(3,429)	[1]
Total treasury method incremental shares	49,146	[2]
80.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	49,146
80.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total treasury method incremental shares	(52,575)
90.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 90.73
Conversion of stock, shares converted	(21,237)	[1]
Total treasury method incremental shares	304,389	[2]
90.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	304,389
90.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total treasury method incremental shares	(325,626)
100.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 100.73
Conversion of stock, shares converted	(35,510)	[1]
Total treasury method incremental shares	508,953	[2]
100.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	508,953
100.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total treasury method incremental shares	(544,463)
110.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 110.73
Conversion of stock, shares converted	73,662	[1]
Total treasury method incremental shares	797,435	[2]
110.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	676,569
110.73 [Member] | Warrant [Member]
Earning Per Share [Line Items]
Warrant Shares	120,866
110.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total treasury method incremental shares	(723,773)
120.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 120.73
Conversion of stock, shares converted	263,450	[1]
Total treasury method incremental shares	1,136,829	[2]
120.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	816,418
120.73 [Member] | Warrant [Member]
Earning Per Share [Line Items]
Warrant Shares	320,411
120.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total treasury method incremental shares	(873,379)
130.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 130.73
Conversion of stock, shares converted	424,201	[1]
Total treasury method incremental shares	1,424,299	[2]
130.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	934,871
130.73 [Member] | Warrant [Member]
Earning Per Share [Line Items]
Warrant Shares	489,428
130.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total treasury method incremental shares	(1,000,098)

[1]	Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.
[2]	Represents the number of incremental shares that must be included in the calculation of fully diluted shares under U.S. GAAP.

Financial Instruments (Carrying Value, Fair Value And Hierarchy Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust, Carrying Value	$ 36,089	$ 31,629
Long-term debt, Carrying Value	174,890	166,784
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust	36,089	31,629
Long-term debt	$ 197,874	$ 175,755

Loans Receivable From Independent Contractors (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Independent Contractor Operations [Line Items]
Independent contractors with sublicenses	66
Maximum exposure to loss from arrangements with independent contractors	$ 1.3	$ 1.1
Percentage of labor sales	40.00%
Minimum [Member]
Independent Contractor Operations [Line Items]
Terms of the loans to independent contractors	2 months 15 days
Interest rates on loans	0.00%
Maximum [Member]
Independent Contractor Operations [Line Items]
Terms of the loans to independent contractors	5 years 4 months 24 days
Interest rates on loans	8.00%

Loans Receivable From Independent Contractors (Schedule Of Independent Contractors) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Receivable From Independent Contractors [Abstract]
Revenues	$ 28,522	$ 26,711	$ 22,943
Pretax profits	$ 14,790	$ 13,320	$ 10,695

Legal And Regulatory Matters (Details)	1 Months Ended
	Dec. 31, 2012 item	Sep. 30, 2012 item state	Aug. 31, 2012 item	Sep. 30, 2010 item	Feb. 28, 2010 item	Aug. 31, 2009 item	Apr. 30, 2005 item
Legal And Regulatory Matters [Abstract]
Number of patients	103	102	268		117	59	320
Current and former employees				10
Number of states		10

Concentration Of Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Of Risk [Abstract]
Number of days prior written notice to cancel agreements	90 days
VITAS made purchases from OCR	$ 40.9	$ 39.4	$ 36.1
Percentage of concentration risk services represent from vendor	90.00%	90.00%

Capital Stock Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 07, 2011	Feb. 22, 2011	Dec. 27, 2010
Capital Stock Transactions [Abstract]
Capital stock authorized for repurchase				$ 100	$ 100	$ 70
Shares repurchased	932,706	2,602,513	1,648,047
Weighted average price per share	$ 64.87	$ 55.28	$ 63.14
Treasury stock acquired from surrender of shares	$ 4.2	$ 4	$ 5.3

HVAC Exit Activities (Details) (Facility Closing [Member], HVAC Exit Activities [Member], Other Operating Expenses [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Facility Closing [Member] | HVAC Exit Activities [Member] | Other Operating Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax costs incurred with shut-down	$ 1.1

Subsequent Events (Details) (2013 Credit Agreement [Member], USD $)	0 Months Ended
Jan. 18, 2013
2013 Credit Agreement [Member]
Short-term Debt [Line Items]
Line Of Credit Facility Period Years	5 years
Line of Credit Facility, Current Borrowing Capacity	$ 350,000,000
Line Of Credit Expansion Feature	$ 150,000,000
Line of Credit Facility, Interest Rate Description	LIBOR plus 125 basis points
Debt Instrument, Basis Spread on Variable Rate	1.25%

Guarantor Subsidiaries (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Guarantor Subsidiaries [Abstract]
Percent of Senior Convertible Notes	1.88%
Percent of owned subsidiaries	100.00%

Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 69,531	$ 38,081	$ 49,917	$ 112,416
Accounts receivable, less allowances	93,333	77,924
Inventories	7,058	8,668
Current deferred income taxes	13,659	12,540
Prepaid income taxes	2,643	2,131
Prepaid expenses	11,447	11,409
Total current assets	197,671	150,753
Investments of deferred compensation plans held in trust (Notes 14 and 16)	36,089	31,629
Properties and equipment, at cost, less accumulated depreciation	91,934	82,951
Identifiable intangible assets less accumulated amortization	57,177	58,262
Goodwill	465,832	460,633
Other assets	10,923	11,677
Total assets	859,626	795,905	830,161
Accounts payable	48,472	48,225
Income taxes (Note 11)	4,938	90
Accrued insurance	40,654	37,147
Accrued compensation	45,457	41,087
Other current liabilities	17,301	18,851
Total current liabilities	156,822	145,400
Deferred income taxes (Note 11)	27,662	29,463
Long-term debt (Note 3)	174,890	166,784
Deferred compensation liabilities (Note 14)	35,599	30,693
Other liabilities	11,362	9,881
Stockholders' equity	453,291	413,684
Total Liabilities and Stockholders' Equity	859,626	795,905
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	56,342	32,470	45,324	109,331
Accounts receivable, less allowances	925	606
Prepaid income taxes	4,043	2,501
Prepaid expenses	564	503
Total current assets	61,874	36,080
Properties and equipment, at cost, less accumulated depreciation	10,984	11,641
Other assets	19,025	19,946
Investments in subsidiaries	874,692	793,277
Total assets	966,575	860,944
Accounts payable	325,916	268,359
Income taxes (Note 11)	1,019	2,615
Accrued insurance	1,339	489
Accrued compensation	4,119	3,828
Other current liabilities	2,786	2,369
Total current liabilities	335,179	277,660
Long-term debt (Note 3)	174,890	166,784
Other liabilities	3,215	2,816
Stockholders' equity	453,291	413,684
Total Liabilities and Stockholders' Equity	966,575	860,944
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	4,674	(1,422)	(1,571)	(1,221)
Accounts receivable, less allowances	427,341	350,229
Inventories	6,505	8,032
Current deferred income taxes	14,633	13,059
Prepaid income taxes		2,186
Prepaid expenses	10,656	10,757
Total current assets	463,809	382,841
Properties and equipment, at cost, less accumulated depreciation	78,236	68,755
Identifiable intangible assets less accumulated amortization	57,177	58,262
Goodwill	461,277	456,183
Other assets	2,005	1,552
Investments in subsidiaries	24,298	21,148
Total assets	1,086,802	988,741
Accounts payable	53,934	48,490
Income taxes (Note 11)	3,816	497
Accrued insurance	39,315	36,658
Accrued compensation	40,891	36,655
Other current liabilities	13,903	15,728
Total current liabilities	151,859	138,028
Deferred income taxes (Note 11)	51,566	51,601
Other liabilities	7,352	4,630
Stockholders' equity	876,025	794,482
Total Liabilities and Stockholders' Equity	1,086,802	988,741
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	8,515	7,033	6,164	4,306
Accounts receivable, less allowances	889	502
Inventories	553	636
Current deferred income taxes	173	131
Prepaid income taxes		718
Prepaid expenses	227	149
Total current assets	10,357	9,169
Investments of deferred compensation plans held in trust (Notes 14 and 16)	36,089	31,629
Properties and equipment, at cost, less accumulated depreciation	2,714	2,555
Goodwill	4,555	4,450
Other assets	13,797	12,317
Total assets	67,512	60,120
Accounts payable	4,444	4,789
Income taxes (Note 11)	1,503	252
Accrued compensation	447	604
Other current liabilities	1,759	1,404
Total current liabilities	8,153	7,049
Deferred compensation liabilities (Note 14)	35,599	30,693
Other liabilities	795	2,435
Stockholders' equity	22,965	19,943
Total Liabilities and Stockholders' Equity	67,512	60,120
Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Accounts receivable, less allowances	(335,822)	(273,413)
Current deferred income taxes	(1,147)	(650)
Prepaid income taxes	(1,400)	(3,274)
Total current assets	(338,369)	(277,337)
Other assets	(23,904)	(22,138)
Investments in subsidiaries	(898,990)	(814,425)
Total assets	(1,261,263)	(1,113,900)
Accounts payable	(335,822)	(273,413)
Income taxes (Note 11)	(1,400)	(3,274)
Other current liabilities	(1,147)	(650)
Total current liabilities	(338,369)	(277,337)
Deferred income taxes (Note 11)	(23,904)	(22,138)
Stockholders' equity	(898,990)	(814,425)
Total Liabilities and Stockholders' Equity	$ (1,261,263)	$ (1,113,900)

Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net sales and service revenues	$ 1,430,043	$ 1,355,970	$ 1,280,545
Cost of services provided and goods sold	1,033,321	970,484	906,016
Selling, general and administrative expenses	208,656	202,260	201,964
Depreciation	26,009	25,247	24,386
Amortization	4,512	4,252	4,657
Other operating expenses	1,126
Total costs and expenses	1,273,624	1,202,243	1,137,023
Income/ (loss) from operations	156,419	153,727	143,522
Interest expense	(14,723)	(13,888)	(11,959)
Other (expense)/income - net	4,123	717	2,268
Income/ (loss) before income taxes	145,819	140,556	133,831
Income tax (provision)/ benefit	(56,515)	(54,577)	(52,000)
Net Income	89,304	85,979	81,831
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses	22,618	21,895	23,262
Depreciation	942	945	860
Amortization	1,924	1,756	1,404
Total costs and expenses	25,484	24,596	25,526
Income/ (loss) from operations	(25,484)	(24,596)	(25,526)
Interest expense	(13,999)	(13,177)	(11,596)
Other (expense)/income - net	17,626	16,507	15,520
Income/ (loss) before income taxes	(21,857)	(21,266)	(21,602)
Income tax (provision)/ benefit	7,001	6,564	6,859
Equity in net income of subsidiaries	104,160	100,681	96,574
Net Income	89,304	85,979	81,831
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales and service revenues	1,400,561	1,328,425	1,254,856
Cost of services provided and goods sold	1,017,001	955,628	892,596
Selling, general and administrative expenses	175,166	172,368	170,223
Depreciation	24,179	23,496	22,732
Amortization	2,588	2,496	3,253
Other operating expenses	1,126
Total costs and expenses	1,220,060	1,153,988	1,088,804
Income/ (loss) from operations	180,501	174,437	166,052
Interest expense	(666)	(587)	(363)
Other (expense)/income - net	(16,992)	(16,591)	(15,451)
Income/ (loss) before income taxes	162,843	157,259	150,238
Income tax (provision)/ benefit	(61,794)	(59,407)	(56,905)
Equity in net income of subsidiaries	3,190	3,001	3,308
Net Income	104,239	100,853	96,641
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales and service revenues	29,482	27,545	25,689
Cost of services provided and goods sold	16,320	14,856	13,420
Selling, general and administrative expenses	10,872	7,997	8,479
Depreciation	888	806	794
Total costs and expenses	28,080	23,659	22,693
Income/ (loss) from operations	1,402	3,886	2,996
Interest expense	(58)	(124)
Other (expense)/income - net	3,489	801	2,199
Income/ (loss) before income taxes	4,833	4,563	5,195
Income tax (provision)/ benefit	(1,722)	(1,734)	(1,954)
Net Income	3,111	2,829	3,241
Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in net income of subsidiaries	(107,350)	(103,682)	(99,882)
Net Income	$ (107,350)	$ (103,682)	$ (99,882)

Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Statement Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 131,768	$ 174,343	$ 86,012
Capital expenditures	(35,252)	(29,592)	(25,639)
Business combinations, net of cash acquired (Note 7)	(5,900)	(3,664)	(9,469)
Other sources/(uses) - net	468	(858)	(592)
Net cash used by investing activities	(40,684)	(34,114)	(35,700)
Purchases of treasury stock (Note 20)	(64,722)	(147,886)	(109,330)
Dividends paid to shareholders	(13,026)	(12,538)	(11,881)
Proceeds from exercise of stock options (Note 4)	12,310	8,036	5,327
Realized excess tax benefit on share based compensation	3,435	3,854	3,357
Debt issuance costs		(2,657)
Change in cash overdrafts payable	1,924	(826)	(581)
Other sources/(uses) - net	445	(48)	297
Net cash used by financing activities	(59,634)	(152,065)	(112,811)
Increase/(decrease) in cash and cash equivalents	31,450	(11,836)	(62,499)
Cash and cash equivalents at beginning of year	38,081	49,917	112,416
Cash and cash equivalents at end of year	69,531	38,081	49,917
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	5,267	12,444	2,862
Capital expenditures	(285)	(73)	(18)
Other sources/(uses) - net	178	(191)	(157)
Net cash used by investing activities	(107)	(264)	(175)
Purchases of treasury stock (Note 20)	(64,606)	(147,791)	(109,326)
Dividends paid to shareholders	(13,026)	(12,538)	(11,881)
Proceeds from exercise of stock options (Note 4)	12,310	8,036	5,327
Realized excess tax benefit on share based compensation	3,435	3,854	3,357
Debt issuance costs		(2,657)
Change in cash overdrafts payable	(5,338)	9	1,645
Change in intercompany accounts	85,935	126,040	44,135
Other sources/(uses) - net	2	13	49
Net cash used by financing activities	18,712	(25,034)	(66,694)
Increase/(decrease) in cash and cash equivalents	23,872	(12,854)	(64,007)
Cash and cash equivalents at beginning of year	32,470	45,324	109,331
Cash and cash equivalents at end of year	56,342	32,470	45,324
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	123,431	158,159	81,781
Capital expenditures	(33,944)	(28,145)	(24,677)
Business combinations, net of cash acquired (Note 7)	(5,900)	(3,664)	(9,469)
Other sources/(uses) - net	312	(730)	(688)
Net cash used by investing activities	(39,532)	(32,539)	(34,834)
Change in cash overdrafts payable	7,262	(835)	(2,226)
Change in intercompany accounts	(85,065)	(124,636)	(45,071)
Net cash used by financing activities	(77,803)	(125,471)	(47,297)
Increase/(decrease) in cash and cash equivalents	6,096	149	(350)
Cash and cash equivalents at beginning of year	(1,422)	(1,571)	(1,221)
Cash and cash equivalents at end of year	4,674	(1,422)	(1,571)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	3,070	3,740	1,369
Capital expenditures	(1,023)	(1,374)	(944)
Other sources/(uses) - net	(22)	63	253
Net cash used by investing activities	(1,045)	(1,311)	(691)
Purchases of treasury stock (Note 20)	(116)	(95)	(4)
Change in intercompany accounts	(870)	(1,404)	936
Other sources/(uses) - net	443	(61)	248
Net cash used by financing activities	(543)	(1,560)	1,180
Increase/(decrease) in cash and cash equivalents	1,482	869	1,858
Cash and cash equivalents at beginning of year	7,033	6,164	4,306
Cash and cash equivalents at end of year	$ 8,515	$ 7,033	$ 6,164

Schedule II - Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	$ (11,524)	[1]	$ (13,332)	[1]	$ (12,595)	[1]
(CHARGED) CREDITED TO COSTS AND EXPENSES	(9,233)	[1]	(8,686)	[1]	(9,118)	[1]
(CHARGED) CREDITED TO OTHER ACCOUNTS	(1,326)	[1]	(786)	[1]	(472)	[1]
DEDUCTIONS	11,191	[1],[2]	11,280	[1],[2]	8,853	[1],[2]
BALANCE AT END OF PERIOD	(10,892)	[1]	(11,524)	[1]	(13,332)	[1]
Allowance For Doubtful Accounts - Notes Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	(305)	[3]	(368)	[3]	(408)	[3]
(CHARGED) CREDITED TO COSTS AND EXPENSES	122	[3]	123	[3]	40	[3]
(CHARGED) CREDITED TO OTHER ACCOUNTS	51	[3]	(60)	[3]
BALANCE AT END OF PERIOD	$ (132)	[3]	$ (305)	[3]	$ (368)	[3]

[1]	Classified in consolidated balance sheet as a reduction of accounts receivable.
[2]	With respect to allowances for doubtful accounts, deductions include accounts considered uncollectible orwritten off, payments, companies divested, etc.
[3]	Classified in consolidated balance sheet as a reduction of other assets.